UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02405, 811-09739 and 811-21434

Name of Fund: BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series, LLC and Master Total Return Portfolio of Master Bond LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series, LLC and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2015

Date of reporting period: 12/31/2014

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Balanced Capital Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Funds		Value
Master Large Cap Core Portfolio of Master Large Cap Series LLC		$644,617,684
Master Total Return Portfolio of Master Bond LLC		292,439,849
Total Mutual Funds (Cost — $ 777,686,130) — 97.1%		937,057,533

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (a)(b)	26,963,815	26,962,815
Total Short-Term Securities (Cost — $ 26,962,815) — 2.8%		26,962,815

Value
Total Investments (Cost — $ 804,648,945) — 99.9%	$964,020,348
Other Assets Less Liabilities — 0.1%	1,428,186

Net Assets — 100.0%	$965,448,534

Notes to Schedule of Investments

(a)	Represents the current yield as of report date.

(b)	During the period ended December 31, 2014, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at December 31, 2014	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	11,246,786	15,716,029	26,962,815	$1,629	$2,283

BlackRock Balanced Capital Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC (collectively the “Master Portfolios”), which have the same investment objectives and strategies as the Fund. As of December 31, 2014, the value of the investments and the percentage owned by the Fund of Master Large Cap Core Portfolio and Master Total Return Portfolio was $644,617,684 and $292,439,849, respectively and 26.1% and 5.4%, respectively.

The Fund records its investments in the Master Portfolios at fair value. The Fund’s investments in the Master Portfolios are valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolios.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the Fund’s investment in the Master Portfolios was classified as Level 2.

During the period ended December 31, 2014, there were no transfers between levels.

BLACKROCK BALANCED CAPITAL FUND, INC.	DECEMBER 31, 2014	1

Schedule of Investments December 31, 2014 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.9%
Raytheon Co.	208,300	$22,531,811
Air Freight & Logistics — 1.2%
FedEx Corp.	165,000	28,653,900
Airlines — 2.0%
Delta Air Lines, Inc.	76,300	3,753,197
Southwest Airlines Co.	451,400	19,103,248
United Continental Holdings, Inc. (a)	389,900	26,080,411

		48,936,856
Banks — 12.3%
Bank of America Corp.	3,883,606	69,477,711
Citigroup, Inc.	987,518	53,434,599
JPMorgan Chase & Co.	1,156,024	72,343,982
SunTrust Banks, Inc.	805,200	33,737,880
U.S. Bancorp	1,399,975	62,928,876
Wells Fargo & Co.	234,900	12,877,218

		304,800,266
Beverages — 2.5%
Dr. Pepper Snapple Group, Inc.	501,600	35,954,688
Molson Coors Brewing Co., Class B	351,400	26,186,328

		62,141,016
Biotechnology — 1.9%
Amgen, Inc.	286,000	45,556,940
Forward Pharma A/S — ADR (a)	104,490	2,176,527

		47,733,467
Capital Markets — 1.1%
The Goldman Sachs Group, Inc.	142,900	27,698,307
Chemicals — 0.6%
Cabot Corp.	151,874	6,661,194
The Dow Chemical Co.	193,100	8,807,291

		15,468,485
Commercial Services & Supplies — 0.5%
Tyco International PLC	280,110	12,285,625
Communications Equipment — 3.8%
Brocade Communications Systems, Inc.	1,997,742	23,653,265
Cisco Systems, Inc.	1,467,600	40,821,294
QUALCOMM, Inc.	395,200	29,375,216

		93,849,775
Construction & Engineering — 0.8%
AECOM Technology Corp. (a)	615,000	18,677,550
Consumer Finance — 3.0%
Discover Financial Services	796,200	52,143,138
SLM Corp.	2,149,740	21,905,851

		74,048,989

Common Stocks	Shares	Value
Containers & Packaging — 0.7%
Packaging Corp. of America	222,913	$17,398,360
Electronic Equipment, Instruments & Components — 0.7%
TE Connectivity Ltd.	117,820	7,452,115
Zebra Technologies Corp., Class A (a)	121,300	9,389,833

		16,841,948
Energy Equipment & Services — 2.8%
Halliburton Co.	269,500	10,599,435
Oceaneering International, Inc.	80,700	4,745,967
Schlumberger Ltd.	537,200	45,882,252
Weatherford International PLC (a)	706,200	8,085,990

		69,313,644
Food & Staples Retailing — 3.6%
CVS Health Corp.	825,025	79,458,158
Wal-Mart Stores, Inc.	115,300	9,901,964

		89,360,122
Food Products — 0.3%
Pilgrim’s Pride Corp. (a)	74,000	2,426,460
Tyson Foods, Inc., Class A	116,300	4,662,467

		7,088,927
Health Care Providers & Services — 8.6%
Aetna, Inc.	508,400	45,161,172
Centene Corp. (a)	232,600	24,155,510
Cigna Corp.	290,000	29,843,900
Humana, Inc.	75,500	10,844,065
Laboratory Corp. of America Holdings (a)	67,800	7,315,620
McKesson Corp.	145,525	30,208,079
UnitedHealth Group, Inc.	364,900	36,887,741
Universal Health Services, Inc., Class B	252,550	28,098,713

		212,514,800
Hotels, Restaurants & Leisure — 0.8%
Aramark	167,806	5,227,157
Las Vegas Sands Corp.	258,300	15,022,728

		20,249,885
Household Durables — 0.5%
PulteGroup, Inc.	513,200	11,013,272
Industrial Conglomerates — 2.4%
3M Co.	364,575	59,906,964
Insurance — 3.6%
American International Group, Inc.	1,025,300	57,427,053
The Travelers Cos., Inc.	290,400	30,738,840

		88,165,893
Internet & Catalog Retail — 0.4%
The Priceline Group, Inc. (a)	9,620	10,968,820

Portfolio Abbreviation

ADR	American Depositary Receipts

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services — 4.0%
Facebook, Inc., Class A (a)	523,400	$40,835,668
Google, Inc., Class A (a)	55,995	29,714,307
Google, Inc., Class C (a)	55,545	29,238,888

		99,788,863
IT Services — 3.4%
Alliance Data Systems Corp. (a)	18,700	5,349,135
Amdocs Ltd.	331,099	15,447,424
MasterCard, Inc., Class A	569,000	49,025,040
Total System Services, Inc.	383,254	13,015,306

		82,836,905
Machinery — 1.4%
Parker Hannifin Corp.	150,366	19,389,696
WABCO Holdings, Inc. (a)	141,200	14,794,936

		34,184,632
Media — 2.7%
Comcast Corp., Class A	1,159,600	67,268,396
Metals & Mining — 0.2%
Vale SA — ADR	444,700	3,637,646
Multiline Retail — 0.7%
Macy’s, Inc.	263,800	17,344,850
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	208,700	8,642,267
Oil, Gas & Consumable Fuels — 4.4%
BP PLC — ADR	710,400	27,080,448
Exxon Mobil Corp.	12,500	1,155,625
Hess Corp.	284,282	20,985,697
Marathon Petroleum Corp.	157,833	14,246,006
PBF Energy, Inc., Class A	218,200	5,812,848
Suncor Energy, Inc.	1,063,040	33,783,411
Tesoro Corp.	87,393	6,497,669

		109,561,704
Paper & Forest Products — 0.7%
Domtar Corp.	453,000	18,219,660
Pharmaceuticals — 4.4%
AstraZeneca PLC — ADR	356,000	25,055,280
Johnson & Johnson	59,725	6,245,443
Merck & Co., Inc.	230,843	13,109,574
Shire PLC — ADR	87,000	18,490,980
Teva Pharmaceutical Industries Ltd. — ADR	782,936	45,026,649

		107,927,926

Common Stocks	Shares	Value
Road & Rail — 1.6%
Norfolk Southern Corp.	296,800	$32,532,248
Union Pacific Corp.	62,000	7,386,060

		39,918,308
Semiconductors & Semiconductor Equipment — 4.5%
Intel Corp.	1,519,800	55,153,542
Micron Technology, Inc. (a)	1,592,200	55,742,922

		110,896,464
Software — 1.8%
Microsoft Corp.	406,300	18,872,635
Oracle Corp.	547,050	24,600,839

		43,473,474
Specialty Retail — 5.0%
The Home Depot, Inc.	261,000	27,397,170
Lowe’s Cos., Inc.	976,700	67,196,960
Ross Stores, Inc.	315,200	29,710,752

		124,304,882
Technology Hardware, Storage & Peripherals — 6.7%
Apple Inc.	276,420	30,511,240
EMC Corp.	1,262,500	37,546,750
Hewlett-Packard Co.	889,676	35,702,698
SanDisk Corp.	159,600	15,637,608
Western Digital Corp.	416,790	46,138,653

		165,536,949
Total Long-Term Investments (Cost — $1,781,476,142) — 96.9%		2,393,191,608

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (b)(c)	77,505,777	77,505,777
Total Short-Term Securities (Cost — $77,505,777) — 3.2%		77,505,777
Total Investments (Cost — $1,858,981,919*) — 100.1%		2,470,697,385
Liabilities in Excess of Other Assets — (0.1)%		(1,663,087)

Net Assets — 100.0%		$2,469,034,298

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,862,575,642

Gross unrealized appreciation	$643,939,505
Gross unrealized depreciation	(35,817,762)

Net unrealized appreciation	$608,121,743

(a)	Non-income producing security.

(b)	During the period ended December 31, 2014, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at December 31, 2014	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	11,267,596	66,238,181	77,505,777	$11,871	$6,359

(c)	Represents the current yield as of report date.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014	3

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Portfolio’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$2,393,191,608	—	—	$2,393,191,608
Short-Term Securities	77,505,777	—	—	77,505,777

Total	$2,470,697,385	—	—	$2,470,697,385

[1]	See above Schedule of Investments for values in each industry.

During the period ended December 31, 2014, there were no transfers between levels.

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014

Consolidated Schedule of Investments December 31, 2014 (Unaudited)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, 0.88%, 12/25/33 (a)	USD	581	$525,774
Series 2006-CW1, Class A2C, 0.30%, 7/25/36 (a)		1,415	1,005,621
Series 2006-CW1, Class A2D, 0.43%, 7/25/36 (a)		13,114	7,645,274
ALM X Ltd., Series 2013-10A, Class A2, 2.23%, 1/15/25 (a)(b)		750	726,799
ALME Loan Funding:
Series 2X, Class A, 1.69%, 8/15/27	EUR	1,740	2,095,439
Series 2X, Class E, 5.39%, 8/15/27		395	435,487
Series 2X, Class F, 6.14%, 8/15/27		250	263,572
American Homes 4 Rent Trust, Series 2014-SFR3, Class A, 3.68%, 12/16/24 (b)	USD	5,250	5,296,200
AmeriCredit Automobile Receivables Trust:
Series 2013-4, Class B, 1.66%, 9/10/18		1,280	1,286,636
Series 2013-4, Class D, 3.31%, 10/08/19		1,830	1,859,840
Series 2013-5, Class D, 2.86%, 12/08/19		6,140	6,137,421
Series 2014-1, Class B, 1.68%, 7/08/19		2,722	2,711,839
Series 2014-3, Class D, 3.13%, 10/08/20		3,436	3,456,118
Series 2014-4, Class C, 2.47%, 11/09/20		1,410	1,407,365
Arbour CLO Ltd.:
Series 2014-1X, Class A, 1.81%, 6/16/27	EUR	1,728	2,090,111
Series 2014-1X, Class E, 5.36%, 6/16/27		338	372,746
Series 2014-1X, Class F, 6.11%, 6/16/27		336	353,999
Arianna SPV Srl, Series 1, Class A, 3.60%, 10/20/30		2,104	2,652,585
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25		1,295	1,578,705
Avoca CLO XI Ltd., Series 11X, Class A, 1.83%, 7/15/27		1,300	1,571,709
Avoca CLO XIII Ltd., Series 13X, Class E, 5.69%, 1/21/28		430	484,525
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 1.63%, 10/22/25 (a)(b)	USD	4,715	4,667,136
Bayview Opportunity Master Fund IIIa Trust, Series 2014-16RP, Class A, 3.84%, 11/28/29 (a)(b)		4,320	4,319,603

Asset-Backed Securities		Par (000)	Value
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-HE10, Class 21A1, 0.24%, 12/25/36 (a)	USD	215	$222,677
Series 2006-HE7, Class 1A2, 0.34%, 9/25/36 (a)		6,755	5,408,475
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.43%, 7/15/24 (a)(b)		2,090	2,045,501
BlueMountain CLO Ltd.:
Series 2012-2A, Class B1, 2.29%, 11/20/24 (a)(b)		3,150	3,067,888
Series 2013-1A, Class A1, 1.43%, 5/15/25 (a)(b)		1,025	1,004,354
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.62%, 1/20/25 (a)(b)		6,630	6,609,263
Carrington Mortgage Loan Trust:
Series 2006-NC5, Class A3, 0.32%, 1/25/37 (a)		7,250	4,499,546
Series 2006-NC5, Class A4, 0.39%, 1/25/37 (a)		803	498,396
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (b)		3,940	3,944,973
Chrysler Capital Auto Receivables Trust:
Series 2013-BA, Class A2, 0.56%, 12/15/16 (b)		1,514	1,514,149
Series 2013-BA, Class A4, 1.27%, 3/15/19 (b)		2,710	2,702,553
Series 2013-BA, Class B, 1.78%, 6/17/19 (b)		1,240	1,242,784
Series 2013-BA, Class C, 2.24%, 9/16/19 (b)		1,285	1,287,583
Series 2014-AA, Class B, 1.76%, 8/15/19 (b)		1,435	1,432,899
Series 2014-AA, Class C, 2.28%, 11/15/19 (b)		1,850	1,850,705
CIFC Funding Ltd.:
Series 2012-3A, Class A1L, 1.61%, 1/29/25 (a)(b)		5,000	4,943,896
Series 2012-3A, Class A2L, 2.48%, 1/29/25 (a)(b)		4,480	4,399,339
Series 2014-2A, Class A1L, 1.73%, 5/24/26 (a)(b)		2,365	2,346,315
Series 2014-5A, Class A1, 1.82%, 1/17/27 (a)(b)		4,565	4,478,265

Portfolio Abbreviations
ABS	Asset-Backed Security	EUR	Euro	MXN	Mexican Peso
AMBAC	American Municipal Bond Assurance Corporation	EURIBOR	Euro Interbank Offered Rate	NOK	Norwegian Krone
AUD	Australian Dollar	FKA	Formerly Known As	OTC	Over-the-counter
BRL	Brazilian Real	GBP	British Pound	PIK	Payment-in-kind
BZDIOVER	Overnight Brazil CETIP — Interbank Rate	GO	General Obligation	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	PRIBOR	Prague Interbank Offer Rate
CDO	Collateralized Debt Obligation	JIBAR	Johannesburg Interbank	RB	Revenue Bonds
CHF	Swiss Franc		Offered Rate	S&P	Standard & Poor’s
CLO	Collateralized Loan Obligation	JPY	Japanese Yen	TBA	To-be-announced
CLP	Chilean Peso	KRW	South Korean Won	TRY	Turkish Lira
COP	Columbian Peso	LIBOR	London Interbank Offered Rate	USD	U.S. Dollar
CZK	Czech Koruna	MXIBTIIE	Mexico Interbank TIIE 28-Day Rate	ZAR	South African Rand

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014	1

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Colombo Srl, Series 1, Class B, 0.65%, 8/28/26	EUR	537	$638,246
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 0.79%, 9/25/33 (a)	USD	672	638,393
Series 2004-5, Class A, 1.07%, 10/25/34 (a)		752	739,697
Series 2006-17, Class 2A2, 0.32%, 3/25/47 (a)		790	670,139
Series 2006-8, Class 2A3, 0.33%, 1/25/46 (a)		2,350	2,036,549
Series 2006-SPS1, Class A, 0.39%, 12/25/25 (a)		502	1,333,461
Series 2007-BC3, Class 2A4, 0.42%, 11/25/47 (a)		2,736	1,323,488
Credit Acceptance Auto Loan Trust:
Series 2012-1A, Class B, 3.12%, 3/16/20 (b)		2,020	2,030,504
Series 2013-1A, Class A, 1.21%, 10/15/20 (b)		2,580	2,580,758
Series 2014-1A, Class A, 1.55%, 10/15/21 (b)		6,095	6,082,981
Series 2014-1A, Class B, 2.29%, 4/15/22 (b)		1,665	1,666,707
Series 2014-2A, Class A, 1.88%, 3/15/22 (b)		3,262	3,255,016
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.46%, 10/20/43 (a)(b)		2,958	2,930,590
CVC Cordatus Loan Fund III Ltd., Series 3X, Class A1, 1.85%, 7/08/27	EUR	1,640	1,974,126
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)	USD	8,249	8,219,675
Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 1.61%, 1/15/25 (a)(b)		2,000	1,998,435
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.33%, 8/15/25 (a)(b)		2,090	2,044,340
DT Auto Owner Trust, Series 2012-1A, Class D, 4.94%, 7/16/18 (b)		2,572	2,609,243
ECP CLO Ltd., Series 2012-4A, Class A1, 1.58%, 6/19/24 (a)(b)		4,910	4,893,699
Fannie Mae REMIC Trust, Series 2003-W5, Class A, 0.39%, 4/25/33 (a)		5	4,699
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 0.23%, 3/25/36 (a)		26	15,301
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.50%, 10/28/24 (a)(b)		5,105	5,035,813
ING IM CLO Ltd., Series 2012-4A, Class A1, 1.62%, 10/15/23 (a)(b)		1,210	1,207,311
ING Investment Management CLO Ltd.:
Series 2012-2A, Class A, 1.76%, 10/15/22 (a)(b)		2,850	2,850,391
Series 2013-2A, Class A1, 1.38%, 4/25/25 (a)(b)		1,815	1,780,669
Series 2013-3A, Class A1, 1.69%, 1/18/26 (a)(b)		2,685	2,661,507
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.16%, 6/17/31 (a)(b)		1,730	1,707,166
Series 2014-SFR3, Class A, 1.35%, 12/17/31 (a)(b)		2,517	2,505,988
Invitation Homes Trust, Series 2014-SFR2, Class A, 1.26%, 9/17/31		1,100	1,086,336
Jubilee CDO BV, Series 2014-11X, Class A, 1.83%, 4/15/27	EUR	1,330	1,609,369
Jubilee CDO VIII BV, Series VIII-X, Class SUB, 5.30%, 1/15/24 (a)		880	497,495

Asset-Backed Securities		Par (000)	Value
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.38%, 7/15/25 (a)(b)	USD	4,515	$4,410,618
Lehman XS Trust, Series 2007-1, Class 2A1, 5.48%, 2/25/37 (a)		5,621	5,173,417
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.76%, 12/25/34 (a)		820	778,425
Navient Private Education Loan Trust:
Series 2014-AA, Class A2A, 2.74%, 2/15/29 (b)		5,000	5,009,265
Series 2014-AA, Class A2B, 1.40%, 2/15/29 (a)(b)		6,500	6,504,297
Series 2014-AA, Class A3, 1.76%, 10/15/31 (a)(b)		8,500	8,515,895
Series 2014-AA, Class B, 3.50%, 8/15/44 (b)		6,000	5,420,802
Series 2014-CTA, Class A, 0.86%, 9/16/24 (a)(b)		3,398	3,398,310
Series 2014-CTA, Class B, 1.91%, 10/17/44 (a)(b)		2,850	2,822,030
Nelnet Student Loan Trust:
Series 2006-1, Class A6, 0.68%, 8/23/36 (a)(b)		3,160	3,049,400
Series 2008-3, Class A4, 1.88%, 11/25/24 (a)		5,600	5,859,353
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.92%, 10/15/19 (b)		7,655	7,618,734
North Westerly CLO BV, Series IV-X, Class A-1, 1.76%, 1/15/26	EUR	2,500	3,021,451
Northwoods Capital Corp./Northwoods Capital Ltd., Series 2012-9A, Class A, 1.65%, 1/18/24 (a)(b)	USD	4,300	4,280,938
Oaktree EIF II Ltd.:
Series 2013-2A, Class A, 1.43%, 4/20/23 (a)(b)		709	703,728
Series 2014-A2, Class B, 2.53%, 11/15/25 (a)(b)		1,900	1,862,190
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class A, 1.75%, 4/15/26 (a)(b)		1,500	1,491,156
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.35%, 7/17/25 (a)(b)		5,195	5,077,624
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.50%, 8/23/24 (a)(b)		5,315	5,234,833
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (b)		8,825	8,824,823
Series 2014-2A, Class A, 2.47%, 9/18/24 (b)		9,807	9,845,443
Series 2014-2A, Class B, 3.02%, 9/18/24 (b)		1,030	1,030,639
Series 2014-2A, Class C, 4.33%, 9/18/24 (b)		2,400	2,412,672
Option One Mortgage Acceptance Corp. Asset Back Certificates, Series 2003-4, Class A2, 0.80%, 7/25/33 (a)		1,299	1,204,796
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.38%, 7/22/25 (a)(b)		8,895	8,704,168
OZLM Funding Ltd., Series 2012-2A, Class A1, 1.72%, 10/30/23 (a)(b)		7,530	7,517,351
PFS Financing Corp., Series 2014-BA, Class A, 0.76%, 10/15/19 (a)(b)		18,000	17,999,046
Prestige Auto Receivables Trust:
Series 2013-1A, Class A2, 1.09%, 2/15/18 (b)		1,432	1,433,961

2	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Series 2013-1A, Class A3, 1.33%, 5/15/19 (b)	USD	2,470	$2,473,673
Series 2014-1A, Class A2, 0.97%, 3/15/18 (b)		3,283	3,283,716
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 1.48%, 2/20/25 (a)(b)		1,665	1,638,942
RASC Trust, Series 2003-KS5, Class AIIB, 0.74%, 7/25/33 (a)		549	481,103
Santander Drive Auto Receivables Trust:
Series 2013-3, Class B, 1.19%, 5/15/18		8,000	8,003,296
Series 2014-2, Class C, 2.33%, 11/15/19		4,821	4,841,807
Series 2014-2, Class D, 2.76%, 2/18/20		2,575	2,567,599
Series 2014-3, Class D, 2.65%, 8/17/20		3,000	2,969,637
Series 2014-4, Class B, 1.82%, 5/15/19		8,220	8,223,148
Series 2014-S1, Class R, 1.42%, 8/16/18 (b)		660	659,680
Series 2014-S2, Class R, 1.43%, 11/16/18 (b)		1,365	1,370,308
Series 2014-S3, Class R, 1.43%, 2/19/19 (b)		767	767,372
Series 2014-S4, Class R, 1.43%, 4/16/19 (b)		1,181	1,176,335
Series 2014-S5, Class R, 1.43%, 6/18/19 (b)		1,226	1,225,611
Series 2014-S6, Class R, 1.43%, 12/17/19 (b)		2,489	2,499,705
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.72%, 4/25/35 (a)		176	173,431
Scholar Funding Trust, Series 2011-A, Class A, 0.13%, 10/28/43 (a)(b)		3,235	3,253,515
Silvermore CLO Ltd., Series 2014-1A, Class A1, 1.68%, 5/15/26 (a)(b)		3,700	3,657,186
SLC Private Student Loan Trust:
Series 2006-A, Class A5, 0.40%, 7/15/36 (a)		7,509	7,448,592
Series 2010-B, Class A2, 3.66%, 7/15/42 (a)(b)		3,161	3,310,811
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.79%, 12/16/30 (a)		3,763	3,707,107
Series 2004-A, Class A3, 0.64%, 6/15/33 (a)		4,515	4,264,928
Series 2004-B, Class A2, 0.44%, 6/15/21 (a)		2,681	2,662,055
Series 2004-B, Class A3, 0.57%, 3/15/24 (a)		6,580	6,287,302
Series 2005-B, Class A2, 0.42%, 3/15/23 (a)		3,745	3,712,560
Series 2006-A, Class A4, 0.43%, 12/15/23 (a)		10,751	10,658,122
Series 2006-C, Class A4, 0.41%, 3/15/23 (a)		991	976,937
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.66%, 1/15/43 (a)(b)		4,425	4,706,496
Series 2011-B, Class A2, 3.74%, 2/15/29 (b)		1,420	1,488,620
Series 2011-B, Class A3, 2.41%, 6/16/42 (a)(b)		2,817	2,985,538
Series 2011-C, Class A2A, 3.40%, 10/17/44 (a)(b)		2,920	3,148,394
Series 2011-C, Class A2B, 4.54%, 10/17/44 (b)		4,120	4,421,584
Series 2012-A, Class A1, 1.56%, 8/15/25 (a)(b)		10,987	11,101,351
Series 2012-A, Class A2, 3.83%, 1/17/45 (b)		10,954	11,515,371

Asset-Backed Securities		Par (000)	Value
Series 2012-B, Class A2, 3.48%, 10/15/30 (b)	USD	730	$758,391
Series 2013-A, Class A1, 0.76%, 8/15/22 (a)(b)		4,735	4,740,233
Series 2013-A, Class A2A, 1.77%, 5/17/27 (b)		18,455	18,246,274
Series 2013-A, Class A2B, 1.20%, 5/17/27 (a)(b)		11,170	11,242,895
Series 2013-A, Class B, 2.50%, 3/15/47 (b)		620	594,276
Series 2013-B, Class A2A, 1.85%, 6/17/30 (b)		18,000	17,687,448
Series 2013-B, Class B, 3.00%, 5/16/44 (b)		1,285	1,249,710
Series 2013-C, Class A2A, 2.94%, 10/15/31 (b)		10,120	10,335,171
SLM Student Loan Trust, Series 2008-5, Class A4, 1.93%, 7/25/23 (a)		10,866	11,321,698
Sorrento Park CLO Ltd., Series 1X, Class E, 6.46%, 11/16/27 (a)(b)	EUR	340	368,277
Sound Point CLO IV Ltd., Series 2013-3A, Class A, 1.60%, 1/21/26 (a)(b)	USD	1,865	1,844,422
Sound Point CLO Ltd., Series 2014-3A, Class A, 1.73%, 1/23/27 (a)(b)		6,715	6,660,609
Sound Point CLO VI Ltd., Series 2014-2A, Class A1, 1.59%, 10/20/26 (a)(b)		1,250	1,228,733
SpringCastle America Funding LLC:
Series 2014-AA, Class A, 2.70%, 5/25/23 (b)		10,572	10,555,536
Series 2014-AA, Class B, 4.61%, 10/25/27 (b)		8,236	8,300,554
St. Pauls CLO, Series 4X, Class A1, 1.49%, 4/25/28 (a)	EUR	2,000	2,415,024
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 1/25/31 (b)	USD	859	839,154
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.46%, 1/25/35 (a)		1,510	1,392,404
Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, 3.72%, 11/16/44 (b)(c)		3,240	3,240,019
SWAY Residential Trust, Series 2014-1, Class A, 1.46%, 1/17/20 (a)(b)		10,000	9,971,240
Symphony CLO XII Ltd., Series 2013-12A, Class A, 1.53%, 10/15/25 (a)(b)		3,000	2,956,576
Symphony CLO XV Ltd., Series 2014-15A, Class B1, 2.43%, 10/17/26 (a)(b)		6,230	6,116,166
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables, Series 2, Class SNR, 2.98%, 2/16/21	EUR	2,002	2,434,854
TICP CLO III Ltd.:
Series 2014-3A, Class A, 1.78%, 1/20/27	USD	1,960	1,949,808
Series 2014-3A, Class B1, 2.59%, 1/20/27		1,100	1,083,170
Venture XIX CLO Ltd., Series 2014-19A, Class A, 1.84%, 1/15/26 (a)(b)		1,940	1,933,008
Vibrant CLO Ltd.:
Series 2012-1A, Class A1, 1.71%, 7/17/24 (a)(b)		13,740	13,625,989
Series 2012-1A, Class A2, 2.63%, 7/17/24 (a)(b)		2,600	2,562,202
Voya CLO Ltd., Series 2014-4A, Class A1, 1.73%, 10/14/26 (a)(b)		4,740	4,716,538
World Financial Network Credit Card Master Trust:
Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,109,797

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014	3

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Series 2012-C, Class C, 4.55%, 8/15/22	USD	5,030	$5,236,139
Series 2012-D, Class B, 3.34%, 4/17/23		3,551	3,645,833
Series 2012-D, Class M, 3.09%, 4/17/23		2,725	2,780,639
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 1.81%, 10/17/26 (a)(b)		12,445	12,384,019
Total Asset-Backed Securities — 11.7%			633,466,160

Common Stocks		Shares
Automobiles — 0.0%
Volkswagen AG, Preference Shares		6,887	1,538,806
Banks — 0.1%
Barclays PLC		308,919	1,172,409
CaixaBank SA		52,408	276,559
Commerzbank AG (d)		22,283	296,060

			1,745,028
Containers & Packaging — 0.0%
Smurfit Kappa Group Plc		13,469	304,776
Diversified Financial Services — 0.0%
Concrete Investment II SCA		12,471	—
Energy Equipment & Services — 0.0%
Vantage Drilling Co. (d)		311,000	152,017
Total Common Stocks — 0.1%			3,740,627

Corporate Bonds		Par (000)
Aerospace & Defense — 0.2%
The Boeing Co., 2.55%, 10/30/21	USD	1,251	1,242,735
Lockheed Martin Corp., 4.07%, 12/15/42		1,548	1,562,048
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (b)		2,254	2,456,860
7.38%, 7/15/39 (b)		150	154,500
6.25%, 1/15/40 (b)		2,560	2,432,000
Raytheon Co., 3.15%, 12/15/24		843	845,528
			8,693,671
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 1/15/34		3,749	4,187,131
5.10%, 1/15/44		2,179	2,516,017
			6,703,148
Airlines — 0.1%
Southwest Airlines Co., 2.75%, 11/06/19		1,301	1,306,986
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		477	472,230
United Continental Holdings, Inc., 6.00%, 7/15/28		1,815	1,728,787
			3,508,003
Auto Components — 0.1%
FTE Verwaltungs GmbH, 9.00%, 7/15/20	EUR	520	613,434
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17	USD	877	877,000
4.88%, 3/15/19		1,195	1,192,013
6.00%, 8/01/20		1,415	1,457,733
Mahle GmbH, 2.50%, 5/14/21	EUR	1,075	1,340,173
Plastic Omnium SA, 2.88%, 5/29/20		800	1,029,459
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21		433	513,385

Corporate Bonds		Par (000)	Value
Auto Components (concluded)
Servus Luxembourg Holding SCA, 7.75%, 6/15/18	EUR	589	$749,584
			7,772,781
Automobiles — 0.3%
General Motors Co.:
4.88%, 10/02/23	USD	3,375	3,611,250
4.00%, 4/01/25		1,785	1,789,463
6.25%, 10/02/43		1,565	1,869,549
Jaguar Land Rover Automotive PLC, 8.25%, 3/15/20	GBP	610	1,045,826
Volkswagen International Finance NV:
5.50%, 11/09/15	EUR	5,900	7,963,904
5.50%, 11/09/15 (b)		400	535,327
			16,815,319
Banks — 3.9%
Allied Irish Banks PLC, 2.75%, 4/16/19		1,550	1,971,970
Banca Monte dei Paschi di Siena SpA:
2.88%, 4/16/22		1,475	1,941,472
2.88%, 7/16/24		910	1,181,462
Banco Popolare SC, 3.50%, 3/14/19		1,106	1,395,291
Bank of America Corp.:
2.60%, 1/15/19	USD	19,258	19,407,750
2.65%, 4/01/19		3,378	3,402,778
3.30%, 1/11/23		3,883	3,883,299
4.20%, 8/26/24		5,705	5,811,826
4.25%, 10/22/26		5,951	5,937,640
Bank of Ireland:
3.25%, 1/15/19	EUR	1,930	2,504,093
4.25%, 6/11/24 (a)		3,266	3,902,633
The Bank of Nova Scotia:
1.30%, 7/21/17	USD	11,152	11,115,678
2.80%, 7/21/21		5,712	5,714,382
Bankia SA:
3.50%, 1/17/19		3,100	4,047,859
4.00%, 5/22/24 (a)		4,400	5,200,445
Barclays PLC, 2.75%, 11/08/19		4,206	4,180,301
BB&T Corp., 2.45%, 1/15/20		2,913	2,901,141
BNP Paribas SA, 2.63%, 10/14/27	EUR	1,300	1,582,014
Branch Banking & Trust Co., 2.30%, 10/15/18	USD	1,605	1,621,702
CaixaBank SA:
4.50%, 11/22/16	EUR	1,200	1,309,471
3.13%, 5/14/18		500	652,434
5.00%, 11/14/23 (a)		1,300	1,686,774
Citigroup, Inc.:
1.85%, 11/24/17	USD	5,758	5,751,384
2.50%, 9/26/18		5,596	5,661,384
2.50%, 7/29/19		11,972	11,981,614
Commerzbank AG, 7.75%, 3/16/21	EUR	900	1,331,361
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 4.63%, 12/01/23	USD	5,699	6,045,009
DEPFA Bank PLC, 0.78%, 12/15/15 (a)	EUR	307	353,841
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (b)	USD	15,610	15,851,955
HSBC Holdings PLC, 4.25%, 3/14/24		5,677	5,907,384
Intesa Sanpaolo SpA, 3.50%, 1/17/22	EUR	790	1,086,027
JPMorgan Chase & Co.:
4.75%, 3/01/15	USD	5,150	5,179,443
1.35%, 2/15/17		14,111	14,110,690
2.35%, 1/28/19		2,925	2,944,083
2.20%, 10/22/19		2,564	2,541,891
3.88%, 9/10/24		6,205	6,210,280

4	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Banks (concluded)
Macquarie Bank Ltd.:
1.65%, 3/24/17 (b)	USD	3,516	$3,528,127
1.60%, 10/27/17 (b)		4,611	4,580,696
Novo Banco SA:
2.63%, 5/08/17	EUR	400	450,317
4.75%, 1/15/18		1,400	1,660,296
4.00%, 1/21/19		1,800	2,107,220
UniCredit SpA:
3.25%, 1/14/21		1,850	2,452,161
5.75%, 10/28/25 (a)		2,540	3,320,905
Unione di Banche Italiane SCpA, 2.88%, 2/18/19		1,175	1,513,973
Wells Fargo & Co.:
1.50%, 7/01/15	USD	2,575	2,588,825
2.13%, 4/22/19		6,219	6,217,371
3.30%, 9/09/24		1,904	1,915,913
4.10%, 6/03/26		2,360	2,412,054
5.38%, 11/02/43		2,015	2,292,492

			211,349,111
Biotechnology — 0.4%
Amgen, Inc.:
3.63%, 5/22/24		4,226	4,295,480
5.65%, 6/15/42		2,965	3,527,754
Celgene Corp.:
2.25%, 5/15/19		2,793	2,773,293
3.25%, 8/15/22		3,228	3,248,782
Gilead Sciences, Inc.:
2.35%, 2/01/20		890	894,789
3.50%, 2/01/25		1,542	1,582,709
4.50%, 2/01/45		4,058	4,337,186

			20,659,993
Building Products — 0.0%
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	413	475,264
Capital Markets — 1.1%
The Bank of New York Mellon Corp., 2.10%, 1/15/19	USD	4,975	4,990,766
Credit Suisse, 3.00%, 10/29/21		2,315	2,304,194
Credit Suisse AG, 5.75%, 9/18/25 (a)	EUR	315	430,718
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16	USD	3,877	3,978,027
2.90%, 7/19/18		6,976	7,156,539
2.63%, 1/31/19		7,076	7,119,206
2.55%, 10/23/19		10,681	10,641,993
Mediobanca SpA, 2.25%, 3/18/19		1,175	1,489,363
Morgan Stanley:
2.38%, 3/31/21	EUR	1,170	1,520,698
3.75%, 2/25/23	USD	8,264	8,477,385
5.00%, 11/24/25		3,188	3,401,963
4.35%, 9/08/26		3,736	3,758,323
UBS AG:
4.75%, 5/22/23 (a)		1,340	1,352,079
5.13%, 5/15/24		1,050	1,054,189
4.75%, 2/12/26 (a)	EUR	865	1,120,750

			58,796,193
Chemicals — 0.6%
Agrium, Inc.:
3.15%, 10/01/22	USD	2,147	2,095,835
5.25%, 1/15/45		1,014	1,095,237
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.38%, 5/01/21 (b)		630	667,800

Corporate Bonds		Par (000)	Value
Chemicals (concluded)
The Dow Chemical Co.:
4.13%, 11/15/21	USD	4,349	$4,595,184
3.50%, 10/01/24		3,908	3,868,388
4.38%, 11/15/42		1,012	980,171
4.63%, 10/01/44		1,548	1,567,655
Eastman Chemical Co.:
2.70%, 1/15/20		2,845	2,861,145
4.80%, 9/01/42		1,766	1,785,890
INEOS Group Holdings SA, 5.75%, 2/15/19	EUR	150	174,248
LYB International Finance BV, 4.00%, 7/15/23	USD	5,381	5,504,451
Monsanto Co.:
2.20%, 7/15/22		597	564,890
4.40%, 7/15/44		1,769	1,835,414
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		2,875	2,968,437
The Sherwin-Williams Co., 4.00%, 12/15/42		769	763,153

			31,327,898
Commercial Services & Supplies — 0.0%
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (e)	EUR	423	531,697
GCL Holdings SCA, 9.38%, 4/15/18		290	366,707
IVS F. SpA, 7.13%, 4/01/20		110	135,795
Verisure Holding AB, 8.75%, 12/01/18		300	386,256

			1,420,455
Communications Equipment — 0.1%
Cisco Systems, Inc., 2.13%, 3/01/19	USD	2,831	2,844,320
Construction & Engineering — 0.0%
Abengoa Finance SAU, 6.00%, 3/31/21	EUR	408	420,264
Aldesa Financial Services SA, 7.25%, 4/01/21		255	260,582
Astaldi SpA, 7.13%, 12/01/20		965	1,192,690

			1,873,536
Construction Materials — 0.0%
Cemex Finance LLC, 5.25%, 4/01/21		150	183,777
Cemex SAB de CV, 4.75%, 1/11/22		665	787,586
Kerneos Corporate SAS:
4.83%, 3/01/21 (a)		180	217,383
5.75%, 3/01/21		244	300,789
Xefin Lux SCA, 3.83%, 6/01/19 (a)		880	1,064,847

			2,554,382
Consumer Finance — 1.1%
Ally Financial, Inc., 5.13%, 9/30/24	USD	4,205	4,268,075
American Express Credit Corp.:
1.13%, 6/05/17		8,159	8,133,315
2.25%, 8/15/19		4,763	4,763,762
Capital One NA/Mclean VA, 2.95%, 7/23/21		5,699	5,663,341
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		18,175	17,987,161
4.25%, 9/20/22		3,179	3,373,126
3.66%, 9/08/24		4,269	4,277,529
Toyota Motor Credit Corp., 2.75%, 5/17/21		10,023	10,171,611

			58,637,920
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC, 9.25%, 10/15/20	EUR	146	186,384
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 1/15/22		1,256	1,498,473
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer Luxembourg SA, 6.88%, 2/15/21	USD	3,810	3,976,687

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014	5

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Containers & Packaging (concluded)
SGD Group SAS, 5.63%, 5/15/19	EUR	526	$620,576

			6,282,120
Distributors — 0.1%
Rhino Bondco SpA, 7.25%, 11/15/20		1,500	1,871,892
VWR Funding, Inc., 7.25%, 9/15/17	USD	4,651	4,860,295

			6,732,187
Diversified Consumer Services — 0.0%
Massachusetts Institute of Technology, 3.96%, 7/01/38		1,385	1,469,338
Diversified Financial Services — 0.8%
Annington Finance No. 4 PLC, 1.53%, 1/10/23 (a)	GBP	1,435	2,217,334
BP Capital Markets PLC:
2.24%, 5/10/19	USD	6,522	6,514,089
2.52%, 1/15/20		4,841	4,846,659
2.50%, 11/06/22		3,083	2,872,517
BPE Financiaciones SA, 2.70%, 2/01/17	EUR	900	1,111,012
FGA Capital Ireland PLC, 2.80%, 4/17/19		525	658,460
Fresenius Finance BV, 3.00%, 2/01/21		1,470	1,921,258
General Electric Capital Corp., 3.10%, 1/09/23	USD	5,686	5,757,047
General Motors Financial Co., Inc.:
2.75%, 5/15/16		3,270	3,323,137
2.63%, 7/10/17		6,640	6,668,784
4.75%, 8/15/17		4,115	4,339,679
Shell International Finance BV, 3.63%, 8/21/42		1,574	1,497,165
Volvo Treasury AB, 4.20%, 6/10/75	EUR	875	1,058,796

			42,785,937
Diversified Telecommunication Services — 1.0%
Intelsat Jackson Holdings SA, 7.25%, 4/01/19	USD	4,827	5,038,181
Level 3 Financing, Inc., 8.13%, 7/01/19		5,304	5,635,500
Telecom Italia Capital SA:
6.38%, 11/15/33		709	726,725
6.00%, 9/30/34		595	595,000
7.72%, 6/04/38		400	446,000
Telecom Italia Finance SA:
6.13%, 11/15/16	EUR	3,400	4,821,820
7.75%, 1/24/33		730	1,171,132
Telecom Italia SpA:
4.88%, 9/25/20		600	804,272
4.50%, 1/25/21		1,190	1,572,800
5.88%, 5/19/23	GBP	650	1,098,716
Telefonica SA, 6.00%, 7/24/17	EUR	1,200	1,491,269
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		100	131,689
6.75%, 8/15/24		200	271,066
Verizon Communications, Inc.:
2.63%, 2/21/20 (b)	USD	12,497	12,354,122
3.45%, 3/15/21		4,713	4,816,879
5.15%, 9/15/23		229	252,869
4.40%, 11/01/34		6,080	6,043,404
3.85%, 11/01/42		4,707	4,196,201
Wind Acquisition Finance SA:
4.00%, 7/15/20	EUR	2,343	2,781,145
4.08%, 7/15/20 (a)		720	832,032

			55,080,822
Electric Utilities — 0.7%
CE Energy AS, 7.00%, 2/01/21		435	528,847
Commonwealth Edison Co., 4.70%, 1/15/44	USD	1,948	2,218,975
Duke Energy Carolinas LLC, 4.25%, 12/15/41		4,080	4,383,846
Duke Energy Corp., 3.75%, 4/15/24		972	1,011,099
Entergy Arkansas, Inc., 3.70%, 6/01/24		5,773	6,049,273
Florida Power & Light Co., 3.80%, 12/15/42		1,283	1,295,015

Corporate Bonds		Par (000)	Value
Electric Utilities (concluded)
Georgia Power Co., 3.00%, 4/15/16	USD	10,234	$10,509,428
PacifiCorp, 3.60%, 4/01/24		7,805	8,066,038
Progress Energy, Inc., 4.88%, 12/01/19		627	693,314
Southern California Edison Co., 1.25%, 11/01/17		1,306	1,296,803
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (b)		1,939	1,971,649

			38,024,287
Electrical Equipment — 0.0%
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	405	507,224
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 5.50%, 4/15/23		676	848,466
Energy Equipment & Services — 0.0%
Transocean, Inc., 6.80%, 3/15/38	USD	629	538,995
Food & Staples Retailing — 0.2%
Co-operative Group Holdings Ltd., 6.88%, 7/08/20 (c)	GBP	100	160,932
CVS Health Corp., 5.30%, 12/05/43	USD	1,374	1,642,513
The Kroger Co., 2.95%, 11/01/21		4,101	4,067,359
Wal-Mart Stores, Inc.:
2.55%, 4/11/23		2,069	2,037,973
4.00%, 4/11/43		1,490	1,545,845

			9,454,622
Food Products — 0.0%
Bakkavor Finance 2 PLC, 8.25%, 2/15/18	GBP	300	476,961
Boparan Finance PLC:
4.38%, 7/15/21	EUR	124	125,289
5.50%, 7/15/21	GBP	208	270,698

			872,948
Health Care Equipment & Supplies — 0.6%
Becton Dickinson and Co.:
1.80%, 12/15/17	USD	1,247	1,251,599
2.68%, 12/15/19		3,908	3,959,394
3.13%, 11/08/21		2,141	2,148,969
3.73%, 12/15/24		3,795	3,907,237
4.69%, 12/15/44		542	583,713
Boston Scientific Corp., 2.65%, 10/01/18		3,150	3,153,708
CareFusion Corp., 1.45%, 5/15/17		3,064	3,042,316
Medtronic, Inc.:
2.50%, 3/15/20 (b)		2,628	2,634,893
3.13%, 3/15/22		2,585	2,617,447
3.63%, 3/15/24		3,258	3,381,925
3.50%, 3/15/25 (b)		2,508	2,565,609
4.63%, 3/15/44		3,544	3,814,928
4.63%, 3/15/45 (b)		1,259	1,364,743

			34,426,481
Health Care Providers & Services — 1.0%
Aetna, Inc.:
2.75%, 11/15/22		3,847	3,731,686
4.50%, 5/15/42		1,956	2,070,872
4.13%, 11/07/42		955	959,562
4.75%, 3/15/44		1,274	1,404,728
AmerisourceBergen Corp., 1.15%, 5/15/17		8,049	7,981,002
Anthem, Inc.:
1.88%, 1/15/18		7,379	7,376,912
2.30%, 7/15/18		7,430	7,471,125
3.30%, 1/15/23		2,291	2,288,766
4.65%, 8/15/44		1,456	1,541,945
Care UK Health & Social Care PLC, 5.56%, 7/15/19 (a)		200	288,965
Express Scripts Holding Co., 1.25%, 6/02/17		2,961	2,930,283
HCA, Inc., 5.25%, 4/15/25		4,205	4,394,225

6	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
IDH Finance PLC, 6.00%, 12/01/18	GBP	309	$481,368
Priory Group No. 3 PLC, 7.00%, 2/15/18		220	355,940
Tenet Healthcare Corp., 4.75%, 6/01/20	USD	1,977	2,006,655
UnitedHealth Group, Inc.:
3.38%, 11/15/21		2,520	2,614,603
2.88%, 12/15/21		2,333	2,359,545
3.95%, 10/15/42		2,957	2,939,296
Voyage Care BondCo PLC, 11.00%, 2/01/19	GBP	1,800	3,001,869

			56,199,347
Hotels, Restaurants & Leisure — 0.1%
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	464	576,203
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	252	410,458
Intralot Capital Luxembourg SA, 6.00%, 5/15/21		300	305,006
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	1,575	1,951,574
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20		586	730,362
Punch Taverns Finance PLC:
0.56%, 7/15/21 (a)	GBP	1,040	1,458,852
6.06%, 10/15/27 (a)(b)		1,055	1,595,019

			7,027,474
Household Durables — 0.2%
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)	USD	4,285	4,434,975
Magnolia BC SA, 9.00%, 8/01/20	EUR	300	347,080
Newell Rubbermaid, Inc., 2.88%, 12/01/19	USD	6,531	6,533,456

			11,315,511
Household Products — 0.1%
Kimberly-Clark Corp., 1.90%, 5/22/19		5,950	5,909,980
Industrial Conglomerates — 0.2%
Eaton Corp., 2.75%, 11/02/22		4,243	4,168,310
General Electric Co., 4.50%, 3/11/44		3,800	4,177,044

			8,345,354
Insurance — 1.4%
Achmea BV, 6.00%, 4/04/43 (a)	EUR	769	1,061,158
The Allstate Corp., 3.15%, 6/15/23	USD	1,625	1,632,917
American International Group, Inc.:
3.38%, 8/15/20		9,633	10,006,770
4.50%, 7/16/44		1,955	2,065,479
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43		1,348	1,429,053
Loews Corp., 2.63%, 5/15/23		1,625	1,535,271
Manulife Financial Corp., 3.40%, 9/17/15		3,420	3,481,584
MassMutual Global Funding II, 2.35%, 4/09/19 (b)		4,945	4,975,708
MetLife, Inc.:
3.05%, 12/15/22		2,941	2,935,647
3.60%, 4/10/24		3,199	3,282,948
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (b)		18,300	18,274,102
2.30%, 4/10/19 (b)		7,815	7,849,804
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	225	360,694
Prudential Financial, Inc.:
4.75%, 9/17/15	USD	9,169	9,408,494
4.60%, 5/15/44		3,479	3,666,588
XLIT Ltd., 2.30%, 12/15/18		2,524	2,525,651

			74,491,868
Internet & Catalog Retail — 0.1%
Amazon.com, Inc., 2.60%, 12/05/19		3,872	3,911,343

Corporate Bonds		Par (000)	Value
Internet Software & Services — 0.2%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19 (b)	USD	6,242	$6,157,839
3.13%, 11/28/21 (b)		6,083	6,009,864
United Group BV, 7.88%, 11/15/20	EUR	200	257,499

			12,425,202
IT Services — 0.1%
MasterCard Inc., 3.38%, 4/01/24	USD	3,474	3,565,912
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.:
3.60%, 8/15/21		6,432	6,642,140
3.30%, 2/15/22		4,853	4,861,022
4.15%, 2/01/24		2,110	2,225,179
5.30%, 2/01/44		700	803,947

			14,532,288
Machinery — 0.3%
Caterpillar Financial Services Corp., 2.25%, 12/01/19		4,115	4,119,506
Caterpillar, Inc., 4.75%, 5/15/64		1,953	2,125,096
CNH Industrial Finance Europe SA, 2.75%, 3/18/19	EUR	830	1,017,869
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 5/01/20		2,613	2,596,086
John Deere Capital Corp., 3.35%, 6/12/24	USD	4,388	4,497,375
Schaeffler Holding Finance BV, 5.75% (5.75% Cash or 6.50% PIK), 10/15/21 (e)	EUR	955	1,230,715

			15,586,647
Media — 1.3%
Altice SA, 7.25%, 5/15/22		1,800	2,205,322
CBS Corp., 2.30%, 8/15/19	USD	3,282	3,242,793
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		5,914	6,091,420
Comcast Corp., 4.75%, 3/01/44		2,106	2,346,910
COX Communications, Inc., 8.38%, 3/01/39 (b)		1,260	1,796,327
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.60%, 2/15/21		7,419	7,946,751
3.80%, 3/15/22		2,110	2,146,651
6.38%, 3/01/41		1,469	1,717,500
The Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		2,397	2,453,533
4.20%, 4/15/24		3,530	3,610,519
NBCUniversal Media LLC, 4.45%, 1/15/43		4,499	4,767,199
Numericable-SFR:
5.38%, 5/15/22	EUR	1,747	2,181,610
5.63%, 5/15/24		933	1,168,494
Omnicom Group, Inc., 3.65%, 11/01/24	USD	1,176	1,176,546
Scripps Networks Interactive, Inc., 2.75%, 11/15/19		4,095	4,112,138
Time Warner Cable, Inc., 4.50%, 9/15/42		5,680	5,838,716
Time Warner, Inc.:
2.10%, 6/01/19		7,065	6,960,473
4.65%, 6/01/44		1,304	1,359,517
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.13%, 1/21/23	EUR	100	128,568
5.63%, 4/15/23		200	262,097
4.00%, 1/15/25		1,974	2,433,432
6.25%, 1/15/29		100	137,341
Unitymedia KabelBW GmbH, 9.50%, 3/15/21		340	459,760
Viacom, Inc., 2.75%, 12/15/19	USD	4,735	4,744,389

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014	7

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (concluded)
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	546	$895,675

			70,183,681
Metals & Mining — 0.5%
APERAM, 0.63%, 7/08/21	USD	1,000	994,000
Barrick Gold Corp., 3.85%, 4/01/22		3,094	2,977,489
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23		3,720	3,916,211
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	300	337,605
Freeport-McMoRan, Inc., 4.00%, 11/14/21	USD	3,801	3,766,038
Newmont Mining Corp., 3.50%, 3/15/22		2,704	2,541,076
Novelis, Inc., 8.75%, 12/15/20		8,380	8,882,800
Nucor Corp., 5.20%, 8/01/43		1,431	1,577,424
Rio Tinto Finance USA PLC, 2.88%, 8/21/22		1,473	1,416,235
Steel Dynamics, Inc., 6.38%, 8/15/22		1,345	1,425,700
ThyssenKrupp AG, 3.13%, 10/25/19	EUR	300	382,310

			28,216,888
Multiline Retail — 0.1%
Debenhams PLC, 5.25%, 7/15/21	GBP	280	424,866
Hema Bondco I BV:
5.33%, 6/15/19 (a)	EUR	675	649,386
6.25%, 6/15/19		400	406,597
Target Corp., 3.50%, 7/01/24	USD	3,044	3,160,199

			4,641,048
Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20 (b)		1,591	1,584,073
3.50%, 2/01/25 (b)		1,674	1,684,643
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		2,965	3,309,337
CMS Energy Corp., 3.88%, 3/01/24		2,011	2,088,118
Consumers Energy Co., 3.95%, 5/15/43		1,348	1,391,056
Dominion Resources, Inc.:
1.95%, 8/15/16		4,299	4,345,184
2.50%, 12/01/19		3,837	3,848,204
DTE Energy Co.:
2.40%, 12/01/19		1,170	1,170,193
3.50%, 6/01/24		4,769	4,851,709
Pacific Gas & Electric Co.:
4.75%, 2/15/44		1,796	1,975,246
4.30%, 3/15/45		1,348	1,383,665
PG&E Corp., 2.40%, 3/01/19		2,541	2,544,847
Virginia Electric & Power Co., 4.45%, 2/15/44		1,348	1,472,434
Virginia Electric and Power Co., 3.45%, 2/15/24		1,023	1,053,346

			32,702,055
Oil, Gas & Consumable Fuels — 2.6%
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 5/15/23		1,345	1,365,175
Anadarko Petroleum Corp., 3.45%, 7/15/24		6,910	6,745,811
Chevron Corp., 2.19%, 11/15/19		1,277	1,281,724
Continental Resources, Inc., 4.90%, 6/01/44		1,986	1,721,187
Devon Energy Corp., 3.25%, 5/15/22		1,263	1,240,717
Energy Transfer Partners LP:
4.15%, 10/01/20		2,171	2,225,666
4.65%, 6/01/21		2,925	3,057,611
3.60%, 2/01/23		3,707	3,587,145
5.95%, 10/01/43		2,333	2,558,830
Enterprise Products Operating LLC:
3.90%, 2/15/24		2,009	2,046,142
4.45%, 2/15/43		4,348	4,295,863
5.10%, 2/15/45		1,681	1,807,396

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19	USD	1,260	$1,278,900
Exxon Mobil Corp., 1.82%, 3/15/19		6,046	6,059,785
Galp Energia SGPS SA:
4.13%, 1/25/19	EUR	900	1,132,470
3.00%, 1/14/21		900	1,075,489
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21	USD	18,267	17,971,641
4.25%, 9/01/24		1,447	1,449,908
5.00%, 3/01/43		742	704,846
Kinder Morgan, Inc., 3.05%, 12/01/19		9,359	9,284,596
Laredo Petroleum, Inc.:
9.50%, 2/15/19		2,280	2,268,600
7.38%, 5/01/22		655	612,425
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19		4,880	4,123,600
Marathon Petroleum Corp., 4.75%, 9/15/44		1,372	1,295,725
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23		1,105	1,063,563
MEG Energy Corp., 6.50%, 3/15/21 (b)		910	830,375
Noble Energy, Inc.:
4.15%, 12/15/21		4,177	4,259,291
5.05%, 11/15/44		607	599,976
Noble Holding International Ltd., 3.95%, 3/15/22		1,572	1,377,158
Occidental Petroleum Corp., 3.13%, 2/15/22		3,214	3,176,775
Peabody Energy Corp., 6.00%, 11/15/18		614	557,205
Phillips 66, 4.88%, 11/15/44		1,554	1,590,590
Pioneer Natural Resources Co., 3.95%, 7/15/22		4,046	4,004,723
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19		6,826	6,778,552
4.90%, 2/15/45		1,762	1,790,629
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		4,890	4,804,425
5.63%, 4/15/23		1,053	1,029,307
Sabine Pass LNG LP, 7.50%, 11/30/16		6,105	6,349,200
Schlumberger Investment SA, 3.65%, 12/01/23		1,751	1,830,406
Suncor Energy, Inc., 3.60%, 12/01/24		6,017	5,945,723
TransCanada PipeLines Ltd., 4.63%, 3/01/34		1,804	1,830,196
Western Gas Partners LP, 4.00%, 7/01/22		6,063	6,145,469
Williams Partners LP, 3.90%, 1/15/25		5,329	5,121,574

			138,276,389
Paper & Forest Products — 0.1%
International Paper Co.:
3.65%, 6/15/24		2,058	2,056,522
4.80%, 6/15/44		2,956	3,018,679

			5,075,201
Pharmaceuticals — 0.9%
AbbVie, Inc.:
2.90%, 11/06/22		5,985	5,892,394
4.40%, 11/06/42		2,262	2,333,635
Actavis Funding SCS, 2.45%, 6/15/19		6,439	6,329,196
Actavis, Inc., 3.25%, 10/01/22		3,439	3,348,279
Bristol-Myers Squibb Co., 4.50%, 3/01/44		3,849	4,206,149
Forest Laboratories, Inc.:
4.38%, 2/01/19 (b)		3,812	4,026,882
5.00%, 12/15/21 (b)		3,420	3,703,265
Merck KGaA, 3.00%, 12/12/74		775	948,341
Novartis Capital Corp., 4.40%, 4/24/20		3,742	4,140,201

8	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Pharmaceuticals (concluded)
Pfizer, Inc.:
3.40%, 5/15/24	USD	2,869	$2,984,844
4.30%, 6/15/43		1,827	1,956,613
4.40%, 5/15/44		2,882	3,134,844
Roche Holdings, Inc., 2.88%, 9/29/21 (b)		2,645	2,678,047
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		2,170	2,223,640

			47,906,330
Professional Services — 0.0%
TMF Group Holding BV, 9.88%, 12/01/19	EUR	326	405,325
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.:
3.45%, 9/15/21	USD	4,505	4,429,046
5.90%, 11/01/21		564	634,872
3.50%, 1/31/23		596	575,860
5.00%, 2/15/24		597	633,099
ARC Properties Operating Partnership LP, 2.00%, 2/06/17		2,300	2,192,056
Ventas Realty LP, 3.75%, 5/01/24		2,905	2,924,141

			11,389,074
Real Estate Management & Development — 0.1%
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (e)	GBP	250	483,167
Grand City Properties SA, 2.00%, 10/29/21	EUR	500	602,616
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	432	694,158
Series A4, 5.66%, 6/30/27		1,470	2,279,026

			4,058,967
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23	USD	2,431	2,423,260
3.75%, 4/01/24		1,219	1,267,716
CSX Corp., 4.10%, 3/15/44		1,730	1,713,750
EC Finance PLC, 5.13%, 7/15/21	EUR	300	374,814
Ryder System, Inc., 2.45%, 9/03/19	USD	5,685	5,644,949
Union Pacific Corp., 4.82%, 2/01/44		2,110	2,408,998
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		3,355	3,368,623

			17,202,110
Software — 0.3%
First Data Corp., 7.38%, 6/15/19 (b)		2,715	2,857,537
Oracle Corp.:
2.80%, 7/08/21		9,140	9,253,674
4.30%, 7/08/34		3,186	3,411,161

			15,522,372
Specialty Retail — 0.2%
3AB Optique Developpement SAS, 5.63%, 4/15/19	EUR	265	275,771
DFS Furniture Holdings PLC, 7.63%, 8/15/18	GBP	278	447,473
The Home Depot, Inc., 4.40%, 3/15/45	USD	859	938,815
House of Fraser Funding PLC, 8.88%, 8/15/18	GBP	491	803,538
Lion/Seneca France 2, 7.88%, 4/15/19	EUR	690	718,046
Lowe’s Cos., Inc.:
5.00%, 9/15/43	USD	1,615	1,889,330
4.25%, 9/15/44		1,582	1,670,636
Marks & Spencer PLC, 4.75%, 6/12/25	GBP	800	1,373,109
Punch Taverns Finance B Ltd., 5.94%, 9/30/22		176	271,571
THOM Europe SAS, 7.38%, 7/15/19	EUR	1,409	1,619,717

			10,008,006

Corporate Bonds		Par (000)	Value
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc.:
2.10%, 5/06/19	USD	17,936	$18,139,609
2.85%, 5/06/21		5,459	5,584,333
Hewlett-Packard Co., 3.75%, 12/01/20		6,710	6,941,240
Seagate HDD Cayman, 5.75%, 12/01/34 (b)		1,130	1,191,736

			31,856,918
Thrifts & Mortgage Finance — 0.0%
Achmea Bank NV, 2.75%, 2/18/21	EUR	625	829,965
Tobacco — 0.3%
Altria Group, Inc., 2.63%, 1/14/20	USD	2,547	2,554,394
Philip Morris International, Inc.:
1.13%, 8/21/17		5,374	5,351,370
4.88%, 11/15/43		2,472	2,755,860
Reynolds American, Inc.:
3.25%, 11/01/22		2,395	2,332,831
4.75%, 11/01/42		2,134	2,071,156

			15,065,611
Trading Companies & Distributors — 0.2%
Aircastle Ltd., 6.25%, 12/01/19		2,565	2,706,075
H&E Equipment Services, Inc., 7.00%, 9/01/22		1,605	1,651,144
United Rentals North America, Inc.:
5.75%, 7/15/18		753	785,003
7.38%, 5/15/20		4,315	4,660,200
7.63%, 4/15/22		1,874	2,060,463

			11,862,885
Transportation Infrastructure — 0.0%
Deutsche Raststaetten Gruppe IV GmbH, 6.75%, 12/30/20	EUR	207	265,510
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19		300	381,167

			646,677
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 2.38%, 9/08/16	USD	8,225	8,337,847
Crown Castle International Corp., 5.25%, 1/15/23		2,730	2,784,600
Orange SA, 4.00%, 12/31/49	EUR	575	723,751
Play Finance 1 SA, 6.50%, 8/01/19		405	519,476
Play Finance 2 SA, 5.25%, 2/01/19		210	263,005
Sprint Communications, Inc., 9.00%, 11/15/18 (b)	USD	13,015	14,803,261
Sprint Corp., 7.88%, 9/15/23		3,895	3,845,144
T-Mobile USA, Inc.:
6.63%, 4/28/21		1,230	1,262,287
6.73%, 4/28/22		1,180	1,215,400
6.84%, 4/28/23		375	387,187
Vodafone Group PLC, 2.50%, 9/26/22		2,132	1,988,237

			36,130,195
Total Corporate Bonds — 24.5%			1,325,746,044

Floating Rate Loan Interests (a)
Capital Markets — 0.0%
Yellow Maple Holding BV:
Facility B1,, 4.19%, 9/17/21	EUR	560	676,952
Facility B3,, 5.22%, 9/17/21	GBP	320	496,778

			1,173,730

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014	9

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)		Par (000)	Value
Containers & Packaging — 0.0%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan,, 4.00%, 12/17/19	USD	506	$495,419
Diversified Consumer Services — 0.1%
Nelson Bidco Ltd., Term Loan,, 4.75%, 12/10/21	GBP	1,465	2,268,831
RAC Finance (Holdings) Ltd. (FKA Stag Bidco Ltd.), Term Loan (Second Lien),, 7.25%, 11/03/22		730	1,139,202

			3,408,033
Diversified Telecommunication Services — 0.4%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	USD	12,002	11,807,402
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20		8,090	8,019,213
Livister Investments S.L.U., Term Loan B, 5.02%, 6/28/21	EUR	930	1,120,071
Virgin Media Investment Holdings Ltd., E Facility,, 4.25%, 6/30/23	GBP	810	1,244,264
Ziggo BV, EUR B1 Facility, 3.75%, 1/15/22	EUR	631	747,326

			22,938,276
Food & Staples Retailing — 0.0%
Bestway UK Holdco Ltd., Facility B,, 5.31%, 10/01/21	GBP	700	1,090,477
Food Products — 0.1%
Charger OpCo B.V., Term B-1 EUR Loan, 4.25%, 7/23/21	EUR	2,170	2,611,741
Iglo Foods Midco Ltd., Facility B2, 5.25%, 6/30/20	GBP	653	978,757

			3,590,498
Health Care Equipment & Supplies — 0.0%
Auris Luxembourg III SA (AKA Siemens Audiology Solutions), Term Loan B1,, 4.50%, 12/10/21	EUR	680	825,584
Health Care Providers & Services — 0.0%
Emdeon, Inc., Term B-2 Loan, 3.75%, 11/02/18	USD	913	895,721
Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		5,727	5,328,655
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		10,947	10,805,591
Motel 6, Loan, 10.00%, 10/15/17		5,894	5,923,472

			22,057,718
Insurance — 0.0%
Saga Mid Co. Ltd., Facility A, 3.75%, 4/25/19	GBP	680	995,199
Internet Software & Services — 0.1%
Nassa Midco AS, Facility B (EUR), 4.25%, 7/09/21	EUR	1,300	1,546,280
Life Sciences Tools & Services — 0.0%
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.00%, 12/05/18	USD	970	962,118
Machinery — 0.0%
Schaeffler AG (FKA INA Beteiligungsgesellschaftmit beschränkter Haftung), Facility B-EUR,, 4.25%, 5/15/20	EUR	860	1,040,760
Media — 0.2%
Charter Communications Operating LLC, Term G Loan, 4.25%, 9/10/21	USD	6,055	6,089,090

Floating Rate Loan Interests (a)		Par (000)	Value
Media (concluded)
Numericable Group SA, Euro Denominated Tranche B-1 Loan, 4.50%, 5/21/20	EUR	920	$1,105,790

			7,194,880
Oil, Gas & Consumable Fuels — 0.1%
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15	USD	2,797	2,754,815
Real Estate Management & Development — 0.0%
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 0.00%-4.40%, 10/10/16		83	81,760
Software — 0.1%
First Data Corp., 2018 New Dollar Term Loan, 3.67%, 3/23/18		6,090	5,964,318
Specialty Retail — 0.0%
Action Nederland BV, Term Loan B,, 4.75%, 12/11/20	EUR	1,100	1,330,726
Total Floating Rate Loan Interests — 1.5%			78,346,312

Foreign Agency Obligations
Brazil — 0.0%
Petrobras Global Finance BV:
5.38%, 10/01/29	GBP	185	229,232
6.63%, 1/16/34		530	714,542
7.25%, 3/17/44	USD	1,187	1,172,163

			2,115,937
Germany — 0.1%
HSH Nordbank AG:
0.88%, 2/14/17 (a)	EUR	830	826,073
0.92%, 2/14/17 (a)		1,993	1,983,571

			2,809,644
Norway — 0.1%
Eksportfinans ASA, 5.50%, 6/26/17	USD	275	293,043
Statoil ASA, 2.90%, 11/08/20		6,595	6,746,045

			7,039,088
Total Foreign Agency Obligations — 0.2%			11,964,669

Foreign Government Obligations
Brazil — 0.2%
Federative Republic of Brazil, 4.25%, 1/07/25		12,941	12,941,000
Colombia — 0.1%
Republic of Colombia:
4.38%, 3/21/23	COP	813,000	299,748
4.00%, 2/26/24		7,250	7,413,125

			7,712,873
Greece — 0.0%
Hellenic Republic:
2.00%, 2/24/23 (c)	EUR	40	30,654
2.00%, 2/24/24 (c)		40	30,405
2.00%, 2/24/25 (c)		40	28,662
2.00%, 2/24/26 (c)		40	27,429
2.00%, 2/24/27 (c)		40	26,677
2.00%, 2/24/28 (c)		40	25,966
2.00%, 2/24/29 (c)		40	25,747

10	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Greece (concluded)
2.00%, 2/24/30 (c)	EUR	40	$25,401
2.00%, 2/24/31 (c)		40	25,169
2.00%, 2/24/32 (c)		40	24,822
2.00%, 2/24/33 (c)		40	24,792
2.00%, 2/24/34 (c)		40	24,506
2.00%, 2/24/35 (c)		40	24,396
2.00%, 2/24/36 (c)		40	24,206
2.00%, 2/24/37 (c)		40	23,973
2.00%, 2/24/38 (c)		40	24,133
2.00%, 2/24/39 (c)		40	24,157
2.00%, 2/24/40 (c)		40	24,182
2.00%, 2/24/41 (c)		40	24,201
2.00%, 2/24/42 (c)		40	24,312

			513,790
Indonesia — 0.1%
Republic of Indonesia:
5.38%, 10/17/23	USD	1,480	1,613,200
5.88%, 1/15/24		2,720	3,073,600

			4,686,800
Italy — 1.5%
Buoni Poliennali Del Tesoro:
2.35%, 9/15/19	EUR	45,822	66,316,455
5.50%, 11/01/22		6,200	9,647,380
2.50%, 12/01/24		2,230	2,846,926

			78,810,761
Mexico — 0.9%
United Mexican States:
4.75%, 6/14/18	MXN	90,700	6,133,911
5.00%, 12/11/19		49,600	3,340,005
6.50%, 6/09/22		146,600	10,418,136
4.00%, 10/02/23	USD	20,165	20,921,187
10.00%, 12/05/24	MXN	77,300	6,862,464

			47,675,703
Peru — 0.1%
Peruvian Government International Bond, 7.35%, 7/21/25	USD	4,020	5,336,550
Portugal — 0.3%
Republic of Portugal:
3.50%, 3/25/15		12,800	12,892,685
5.13%, 10/15/24		875	919,203

			13,811,888
Slovenia — 0.1%
Republic of Slovenia:
4.13%, 2/18/19		1,556	1,629,941
5.50%, 10/26/22		2,189	2,427,054
5.25%, 2/18/24		1,346	1,478,917

			5,535,912
South Africa — 0.0%
Republic of South Africa, 7.75%, 2/28/23	ZAR	34,148	2,937,240
Turkey — 0.5%
Republic of Turkey:
8.50%, 9/14/22	TRY	4,689	2,076,814
7.10%, 3/08/23		1,380	563,338
8.80%, 9/27/23		10,736	4,865,472

Foreign Government Obligations		Par (000)	Value
Turkey (concluded)
9.00%, 7/24/24	TRY	8,667	$4,005,780
Turkey Government International Bond, 5.75%, 3/22/24	USD	12,910	14,426,925

			25,938,329
Total Foreign Government Obligations — 3.8%			205,900,846

Investment Companies		Shares
iShares Gold Trust	3,300,000		37,752,000
SPDR Gold Shares (d)		103,000	11,698,740
Total Investment Companies — 0.9%			49,450,740

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 2.2%
Berica 8 Residential Mbs Srl, Series 8, Class A, 0.62%, 3/31/48 (a)	EUR	447	530,406
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.31%, 12/25/35 (a)(b)(f)	USD	7	6,271
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36		156	145,517
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 2/01/19		4	4,653
Countrywide Alternative Loan Trust:
Series 2005-56, Class 4A1, 0.48%, 11/25/35 (a)		4,028	3,310,523
Series 2006-23CB, Class 2A5, 0.57%, 8/25/36 (a)		11,135	5,176,484
Series 2006-OA21, Class A1, 0.34%, 3/20/47 (a)		19,748	15,576,460
Series 2007-22, Class 2A16, 6.50%, 9/25/37		20,117	16,239,872
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.71%, 2/25/35 (a)		708	668,191
Series 2006-OA4, Class A1, 1.07%, 4/25/46 (a)		2,324	1,309,401
Credit Suisse Mortgage Capital Certificates:
Series 2010-20R, Class 9A1, 2.54%, 1/27/36 (a)(b)		5,877	5,814,638
Series 2011-2R, Class 1A1, 2.44%, 3/27/37 (a)(b)		2,799	2,747,546
Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)		10,507	10,633,863
Series 2011-5R, Class 3A1, 2.87%, 9/27/47 (a)(b)		4,274	4,095,910
Series 2014-11R, Class 16A1, 2.92%, 9/27/47 (a)(b)		3,745	3,670,100
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RMP1, Class A2, 0.31%, 12/25/36 (a)		4,334	3,733,118
Gemgarto, Series 2012-1, Class A1, 3.51%, 5/14/45 (a)	GBP	693	1,104,686
HomeBanc Mortgage Trust:
Series 2005-4, Class A1, 0.43%, 10/25/35 (a)	USD	18,721	16,602,450

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014	11

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Series 2006-2, Class A1, 0.34%, 12/25/36 (a)	USD	5,004	$4,320,846
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.96%, 11/25/34 (a)		809	803,392
JPMorgan Madison Avenue Securities Trust, Series 2014-1, Class M1, 2.40%, 11/25/24 (a)(b)		2,382	2,369,716
LSTAR Securities Investment Trust:
Series 2014-1, Class Note, 3.26%, 9/01/21 (a)(b)		7,543	7,542,751
Series 2014-2, Class A, 2.15%, 12/01/21 (a)(b)		8,783	8,641,696
Morgan Stanley Re-REMIC Trust, Series 2010-R9, Class 3B, 5.00%, 11/26/36 (b)		1,302	1,351,453
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, 0.41%, 1/15/39 (a)		470	437,086
Residential Mortgage Securities PLC, Series 26, Class A1, 2.81%, 2/14/41 (a)	GBP	1,631	2,635,453
Silk Road Finance Number Three PLC, Series 2012-1, Class A, 1.91%, 6/21/55 (a)		595	938,460

			120,410,942
Commercial Mortgage-Backed Securities — 5.1%
American Homes 4 Rent Pass-Through Certificates, Series 2014-SFR2, Class A, 3.79%, 10/17/36 (b)	USD	1,874	1,911,849
Banc of America Commercial Mortgage Trust:
Series 2007-3, Class A1A, 5.55%, 6/10/49 (a)		5,997	6,464,152
Series 2007-3, Class A4, 5.55%, 6/10/49 (a)		2,730	2,928,504
Series 2007-3, Class AJ, 5.55%, 6/10/49 (a)		1,765	1,824,502
Series 2007-5, Class AM, 5.77%, 2/10/51 (a)		2,030	2,147,107
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-FL1, Class A, 1.60%, 12/15/31 (a)		2,840	2,840,000
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2005-3, Class A3A, 4.62%, 7/10/43		340	339,904
Series 2005-4, Class A5B, 5.00%, 7/10/45 (a)		300	305,364
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		5,153	5,499,451
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (a)		3,071	3,347,132
Series 2007-PW18, Class AMA, 6.09%, 6/11/50 (a)		4,033	4,442,108
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.66%, 7/05/33 (a)(b)		2,075	2,065,084
Carefree Portfolio Trust:
Series 2014-CARE, Class A, 1.49%, 11/15/19 (a)(b)		1,550	1,543,955
Series 2014-CARE, Class D, 3.40%, 11/15/19 (a)(b)		2,510	2,496,195
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.55%, 12/15/27 (a)(b)		4,271	4,272,405
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class D, 4.88%, 9/10/45 (a)(b)		3,637	3,651,253

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-388G, Class A, 0.91%, 6/15/33 (a)(b)	USD	4,282	$4,286,076
Series 2014-GC19, Class B, 4.81%, 3/10/47 (a)		2,125	2,303,171
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (a)		1,648	1,709,063
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (a)		640	701,592
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.77%, 5/15/46 (a)		3,819	4,126,403
Commercial Mortgage Pass-Through Certificates:
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,260	2,358,285
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (b)		3,755	3,728,730
Series 2013-FL3, Class A, 1.68%, 10/13/28 (a)(b)		5,029	5,040,223
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (b)		3,196	3,219,053
Series 2014-CR14, Class B, 4.61%, 2/10/47 (a)		520	569,041
Series 2014-CR20, Class A4, 3.59%, 11/10/47		336	349,470
Series 2014-CR21, Class B, 4.34%, 12/10/47		630	650,792
Series 2014-FL5, Class D, 2.46%, 10/15/31 (a)(b)		3,095	2,834,441
Series 2014-KYO, Class F, 3.66%, 6/11/27 (a)(b)		3,390	3,377,321
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AM, 5.34%, 12/15/39		11,696	12,416,803
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		920	928,360
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 5.81%, 6/15/38 (a)		3,122	3,295,096
Series 2010-RR1, Class 2A, 5.70%, 9/15/40 (a)(b)		4,730	5,056,786
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.15%, 3/15/18 (a)(b)		2,388	2,389,910
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.90%, 6/17/49 (a)(b)		3,400	3,653,997
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (b)		3,850	3,900,920
German Residential Funding PLC, Series 2013-1, Class E, 4.23%, 8/27/24	EUR	1,157	1,483,405
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.87%, 12/10/49 (a)	USD	2,870	3,110,664
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, 7/10/39		7,854	7,886,525
GS Mortgage Securities Trust:
Series 2006-GG8, Class AM, 5.59%, 11/10/39		735	782,675
Series 2010-C1, Class A1, 3.68%, 8/10/43 (b)		1,723	1,783,188
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)		5,763	5,904,557

12	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (a)	USD	2,000	$2,095,796
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (a)		9,560	10,066,909
Series 2007-CB20, Class AM, 5.88%, 2/12/51 (a)		1,000	1,095,920
Series 2007-LD11, Class A2, 5.96%, 6/15/49 (a)		437	435,649
Series 2007-LDPX, Class A1A, 5.44%, 1/15/49		1,941	2,074,317
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (a)		2,439	2,528,126
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (a)		1,364	1,434,939
Series 2014-C26, Class A4, 3.49%, 1/15/48		1,247	1,279,048
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (b)		885	910,975
Series 2014-FL6, Class A, 1.56%, 11/15/31 (a)(b)		3,670	3,670,631
LB-UBS Commercial Mortgage Trust:
Series 2005-C2, Class AJ, 5.21%, 4/15/30 (a)		3,055	3,077,344
Series 2006-C4, Class AJ, 5.85%, 6/15/38 (a)		985	1,026,291
Series 2007-C1, Class AJ, 5.48%, 2/15/40		3,720	3,867,014
Series 2007-C7, Class A1A, 5.68%, 9/15/45 (a)		592	646,665
Merrill Lynch Mortgage Trust:
Series 2005-CKI1, Class AJ, 5.29%, 11/12/37 (a)		4,160	4,272,902
Series 2007-C1, Class A1A, 6.03%, 6/12/50 (a)		2,628	2,798,914
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class ASB, 5.64%, 9/12/49		12,466	12,467,071
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C11, Class B, 4.42%, 8/15/46 (a)		360	381,692
Series 2014-C19, Class A2, 3.10%, 12/15/47		1,152	1,185,304
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.33%, 2/12/44 (a)		746	722,892
Series 2007-HQ12, Class A2FX, 5.59%, 4/12/49 (a)		479	482,472
Series 2007-HQ12, Class AM, 5.77%, 4/12/49 (a)		6,695	7,123,199
Series 2007-IQ13, Class A1A, 5.31%, 3/15/44		1,819	1,933,207
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (a)		3,525	3,802,510
Series 2007-IQ15, Class AM, 6.10%, 6/11/49 (a)		7,480	8,034,507
Morgan Stanley Re-REMIC Trust:
Series 2009-GG10 5.80%, 8/12/45 (a)(b)		6,666	7,173,083
Series 2009-IO, Class B, 0.00%, 7/17/56 (b)(g)		337	335,609
Series 2010-GG10, Class A4B, 5.80%, 8/15/45 (a)(b)		6,998	7,530,723
Series 2011-IO, Class B, 0.00%, 3/23/51 (b)(g)		1,406	1,393,719
Series 2011-IO, Class C, 0.00%, 3/23/51 (b)(g)		1,735	1,639,575

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Series 2012-IO, Class AXB1, 1.00%, 3/27/51 (b)	USD	133	$132,508
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (b)		2,680	2,673,300
Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		3,177	3,184,899
Motel 6 Trust, Series 2012-MTL6, Class B, 2.74%, 10/05/25 (b)		2,655	2,644,972
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.94%, 2/16/51 (a)(b)		14,110	14,700,827
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (b)		3,178	3,268,749
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.20%, 4/15/32 (a)(b)		2,645	2,642,104
SCG Trust, Series 2013-SRP1, Class AJ, 2.10%, 11/15/26 (a)(b)		2,775	2,783,525
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (b)		4,152	4,151,502
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C29, Class AM, 5.34%, 11/15/48		955	1,017,076
Series 2006-WL7A, Class H, 0.55%, 9/15/21 (a)(b)		3,690	3,590,123
Series 2007-C33, Class AJ, 5.94%, 2/15/51 (a)		1,975	2,069,354
Series 2007-C33, Class B, 5.94%, 2/15/51 (a)		200	203,688
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (b)		2,070	2,069,523

			274,544,665
Interest Only Collateralized Mortgage Obligations — 0.0%
American Home Mortgage Investment Trust, Series 2007-1, Class GIOP, 2.08%, 5/25/47		4,113	717,189
Interest Only Commercial Mortgage-Backed Securities — 0.4%
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class XA, 1.53%, 3/10/46 (a)		54,122	3,578,681
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.22%, 4/10/47 (a)		9,689	739,175
Hilton USA Trust, Series 2013-HLT, Class X1FX, 1.67%, 11/05/30 (a)(b)		54,590	47,111
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class XA, 1.09%, 11/15/47 (a)		29,978	2,078,833
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XA, 1.57%, 4/15/46 (a)		25,766	2,213,404
Series 2013-LC11, Class XB, 0.59%, 4/15/46 (a)		4,570	190,245
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, 1.17%, 12/15/47 (a)		14,526	1,072,091
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 0.89%, 5/25/36 (a)(b)		660	13,195
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.80%, 12/15/45 (a)(b)		35,710	3,512,125
Series 2012-C8, Class XA, 2.20%, 8/15/45 (a)(b)		1,196	122,818
Series 2013-C15, Class XA, 0.63%, 8/15/46 (a)		39,889	1,404,006

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014	13

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series 2014-C24, Class XA, 0.99%, 11/15/47 (a)	USD	26,482	$1,831,239
Series 2014-LC14, Class XA, 1.46%, 3/15/47 (a)		23,523	1,981,174

			18,784,097
Total Non-Agency Mortgage-Backed Securities — 7.7%			414,456,893

Other Interests (h)		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (d)(i)		1,888	—
Lehman Brothers Holdings, Inc. (d)(i)		7,360	1
Total Other Interests — 0.0%			1

Preferred Securities		Par (000)
Capital Trusts
Banks — 0.3%
Banco Bilbao Vizcaya Argentaria SA:
7.00% (a)(j)	EUR	1,400	1,725,835
9.00% (a)(j)	USD	600	642,000
Banco do Brasil SA, 9.00% (a)(j)		1,082	1,006,260
Banco Popular Espanol SA, 11.50% (a)(j)	EUR	1,100	1,515,410
Banco Santander SA, 6.25% (a)(j)		700	830,351
Barclays PLC:
8.00% (a)(j)		932	1,173,726
8.25% (a)(j)	USD	556	569,855
Citigroup, Inc.:
5.80% (a)(j)		1,841	1,841,000
6.30% (a)(j)		1,005	989,925
HSH Nordbank AG, 7.25% (a)(j)		1,871	668,321
JPMorgan Chase & Co.:
6.10% (a)(j)		625	623,437
6.75% (a)(j)		380	400,900
Lloyds Banking Group PLC, 6.38% (a)(j)	EUR	1,266	1,556,821
UniCredit SpA, 6.75% (a)(j)		200	233,782
Wells Fargo & Co., 5.90% (a)(j)	USD	3,788	3,816,410

			17,594,033
Capital Markets — 0.0%
Credit Suisse Group AG, 6.25% (a)(b)(j)		1,200	1,154,100
State Street Capital Trust IV, 1.23%, 6/01/77 (a)		946	785,180

			1,939,280
Diversified Financial Services — 0.0%
HBOS Capital Funding LP, 6.85% (j)		346	348,162
Electric Utilities — 0.1%
Electricite de France SA:
4.25% (a)(j)	EUR	700	911,454
5.00% (a)(j)		600	804,988
Enel SpA:
6.50%, 1/10/74 (a)		700	931,792
5.00%, 1/15/75 (a)		119	152,492
Gas Natural Fenosa Finance BV, 4.13% (a)(j)		600	745,635

			3,546,361

Capital Trusts		Par (000)	Value
Insurance — 0.1%
AXA SA, 3.88% (a)(j)	EUR	750	$912,713
BNP Paribas Cardif SA, 4.03% (a)(j)		1,100	1,337,714

			2,250,427
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)(j)	USD	3,770	3,911,375
Real Estate Management & Development — 0.0%
Deutsche Annington Finance BV, 4.13%, 12/31/49	EUR	900	1,099,938
Thrifts & Mortgage Finance — 0.0%
Coventry Building Society, 6.38% (a)(j)	GBP	250	374,883
Wireless Telecommunication Services — 0.1%
Orange SA:
4.25% (a)(j)	EUR	700	893,624
5.00% (a)(j)		450	578,067
Telefonica Europe BV:
5.00% (a)(j)		700	883,866
4.38%, 12/31/49		1,200	1,469,776

			3,825,333
Total Capital Trusts — 0.7%			34,889,792

Preferred Stocks		Shares
Banks — 0.0%
Royal Bank of Scotland Group PLC, 6.13%		1,919	45,691
Royal Bank of Scotland Group PLC, 6.60%		9,596	238,461

			284,152
Diversified Financial Services — 0.0%
Concrete Investment II SCA, 0.00% (d)		12,471	2,097,590
Total Preferred Stocks — 0.0%			2,381,742

Trust Preferreds
Diversified Financial Services — 0.2%
Citigroup Capital XIII, Series 2, 7.88%, 10/30/40		349,440	9,288,115
RBS Capital Funding Trust VII, Series G, 6.08% (j)		50,000	1,219,500

			10,507,615
Total Trust Preferreds — 0.2%			10,507,615
Total Preferred Securities — 0.9%			47,779,149

Taxable Municipal Bonds		Par (000)
Alachua County Health Facilities Authority RB, 5.00%, 12/01/44	USD	9,215	10,364,479
American Municipal Power, Inc. RB, 0.00%, 2/15/34 (k)		3,520	3,981,296
Bay Area Toll Authority RB, 5.00%, 4/01/54-10/01/54		2,870	3,213,490
California Educational Facilities Authority RB, 5.00%, 10/01/32		1,750	2,291,310
California Health Facilities Financing Authority RB, 5.00%, 8/15/52		8,190	9,168,377
California Statewide Communities Development Authority, 5.50%, 12/01/54		5,000	5,467,400
Casino Reinvestment Development Authority RB, 5.25%, 11/01/44		900	979,974

14	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds		Par (000)	Value
Chabot-Las Positas Community College District GO, AMBAC, 0.00%, 8/01/43 (g)	USD	3,840	$913,766
Chicago Board of Education GO, 5.00%, 12/01/42		1,500	1,533,390
Chicago Midway International Airport RB, 5.00%, 1/01/41		1,860	2,006,717
City & County of San Francisco Airports Comm-San Francisco International Airport RB, 5.00%, 5/01/44		635	704,913
City of Baltimore, MD RB, 5.00%, 7/01/42		845	969,536
City of Chicago, IL GO, 5.00%, 1/01/40		3,000	3,042,300
City of Houston, TX Airport System Revenue RB, 5.00%, 7/01/24		700	810,194
City of Portland, OR Sewer System Revenue RB, 5.00%, 10/01/23		655	813,183
Commonwealth of Massachusetts GO, 5.00%, 8/01/25		2,005	2,531,734
Commonwealth of Puerto Rico GO, 8.00%, 7/01/35		7,755	6,746,850
County of Fairfax, VA GO, 5.00%, 10/01/24		3,330	4,204,092
County of Miami-Dade, FL Aviation Revenue RB, 5.00%, 10/01/36		2,145	2,397,445
County of Miami-Dade, FL Aviation Revenue RB, CIFG, 5.00%, 10/01/38		8,770	8,978,638
County of Miami-Dade, FL Transit System Sales Surtax Revenue RB, 5.00%, 7/01/42		750	840,975
County of Miami-Dade, FL Water & Sewer System Revenue RB, 5.00%, 10/01/42		3,000	3,352,620
Dallas/Fort Worth International Airport RB, 5.00%, 11/01/42-11/01/45		16,820	18,234,160
District of Columbia GO, 5.00%, 6/01/30-6/01/38		8,280	9,740,379
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/27		1,155	1,402,597
Florida Department of Environmental Protection RB, 5.00%, 7/01/23		1,305	1,585,771
General Authority of Southcentral Pennsylvania RB, 5.00%, 6/01/44		2,340	2,651,571
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 1/01/44		1,895	2,158,329
Illinois Finance Authority RB, 5.00%, 8/01/38		2,920	3,340,392
Kansas Development Finance Authority RB, 5.00%, 6/01/46		955	1,057,357
Las Vegas Valley Water District GO, 5.00%, 6/01/39 (k)		5,000	5,787,100
Long Island Power Authority RB, 5.00%, 9/01/44		3,425	3,834,151
Los Angeles Community College District/CA GO, 6.60%, 8/01/42		1,195	1,694,199
Lower Colorado River Authority RB, 5.00%, 5/15/36		980	1,093,631
Maryland Health & Higher Educational Facilities Authority RB:
5.00%, 7/01/20-7/01/21		1,650	1,914,670
5.25%, 7/01/27		815	948,032
Massachusetts School Building Authority RB, 5.00%, 8/15/30		1,475	1,737,270
Metropolitan Transportation Authority RB:
0.00%, 11/15/30 (g)		1,785	1,053,489
6.67%, 11/15/39		350	481,485
6.81%, 11/15/40		860	1,198,143
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB, 5.00%, 10/01/53		1,390	1,485,507
Miami-Dade County Expressway Authority RB, 5.00%, 7/01/39		2,000	2,261,400
Michigan Finance Authority RB, 5.00%, 6/01/39		840	941,749

Taxable Municipal Bonds		Par (000)	Value
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57	USD	1,035	$1,381,735
New Jersey Economic Development Authority RB, 5.00%, 3/01/26-6/15/31		4,405	4,950,096
New Jersey Health Care Facilities Financing Authority RB, 5.00%, 7/01/44		680	761,838
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		1,499	2,260,462
New Jersey Transportation Trust Fund Authority RB:
0.00%, 12/15/38 (g)		690	220,462
5.00%, 6/15/42		5,835	6,241,592
New Jersey Transportation Trust Fund Authority RB, AMBAC, 0.00%, 12/15/28 (g)		1,715	943,267
New York City Water & Sewer System RB:
5.38%, 6/15/43		4,410	5,149,513
5.50%, 6/15/43		5,285	6,207,814
5.88%, 6/15/44		1,195	1,607,347
5.00%, 6/15/47		6,920	7,792,529
New York Liberty Development Corp. RB, 5.00%, 11/15/44 (b)		4,000	4,151,320
New York State Dormitory Authority RB:
5.00%, 3/15/32-3/15/39		7,810	9,177,240
5.39%, 3/15/40		1,070	1,350,650
New York State Urban Development Corp. RB, 5.00%, 3/15/23		1,500	1,825,500
Ohio State Turnpike Commission RB, 5.00%, 2/15/48		1,500	1,655,520
Port Authority of New York & New Jersey RB:
5.00%, 10/15/44		2,470	2,753,037
4.96%, 8/01/46		1,970	2,247,297
Private Colleges & Universities Authority RB, 5.00%, 4/01/44		745	811,104
Sales Tax Asset Receivable Corp. RB, 5.00%, 10/15/24-10/15/31		10,785	13,393,545
South Carolina State Public Service Authority RB, 5.00%, 12/01/46-12/01/48		7,270	8,141,430
State of California GO:
5.00%, 10/01/37-12/01/43		11,180	12,766,434
7.55%, 4/01/39		1,620	2,497,133
7.60%, 11/01/40		3,900	6,174,051
State of Connecticut GO, 5.00%, 9/01/23-11/15/29		4,640	5,609,778
State of Connecticut Special Tax Revenue RB, 5.00%, 9/01/24-9/01/33		2,070	2,510,548
State of Illinois GO:
5.00%, 5/01/24		9,335	10,523,252
5.10%, 6/01/33		5,265	5,253,786
State of Maryland GO, 5.00%, 8/01/21-8/01/23		3,320	4,058,626
State of Minnesota GO, 5.00%, 8/01/24		3,215	4,031,031
State of New Jersey GO, 5.00%, 6/01/27-6/01/32		5,815	6,846,886
State of Texas GO, 5.00%, 4/01/30		680	818,972
State of Washington GO, 5.00%, 7/01/31-7/01/32		8,985	10,819,230
University of Arizona RB, 5.00%, 8/01/39		1,285	1,472,289
University of California RB, 4.86%, 5/15/12		910	965,128
University of Massachusetts Building Authority RB, 5.00%, 11/01/44		13,140	15,265,789
University of North Carolina at Chapel Hill RB, 3.85%, 12/01/34		1,385	1,462,075
Utah RB, 5.00%, 5/15/45		715	817,853
Victor Valley Community College District GO, 0.00%, 8/01/38 (g)		4,585	1,689,664
Virginia College Building Authority RB, 5.00%, 9/01/23-9/01/25		1,835	2,267,831

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014	15

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds		Par (000)	Value
Washington Health Care Facilities Authority RB, 5.00%, 10/01/38	USD	3,420	$3,904,238
Total Taxable Municipal Bonds — 6.0%			322,691,953

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.4%
Fannie Mae, 6.63%, 11/15/30		1,450	2,153,038
Freddie Mac:
3.75%, 3/27/19		3,650	3,972,492
4.38%, 7/17/15		7,950	8,127,667
4.88%, 6/13/18		4,300	4,806,863

			19,060,060
Collateralized Mortgage Obligations — 0.2%
Fannie Mae:
Series 2005-48, Class AR, 5.50%, 2/25/35		16	17,426
Series 2013-C01, Class M2, 5.41%, 10/25/23 (a)		5,505	5,953,602
Series 2014-C01, Class M2, 4.57%, 1/25/24 (a)		2,112	2,173,451

			8,144,479
Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2006-M2, Class A2A, 5.27%, 10/25/32		3,613	4,176,356
Series 2014-M13, Class A2, 3.02%, 8/25/24		950	971,629
Freddie Mac, Series K037, Class A2, 3.49%, 1/25/24		945	1,005,546

			6,153,531
Interest Only Collateralized Mortgage Obligations — 0.0%
Freddie Mac:
Series 4301, Class SD, 5.94%, 7/15/37 (a)		6,186	1,035,189
Series 4307, Class SE, 5.94%, 9/15/36 (a)		2,447	405,537

			1,440,726
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2013-M5, Class X2, 2.36%, 1/25/22		12,661	1,420,641
Series 2014-M13, Class X2, 1.42%, 2/25/24		127,130	1,614,551
Freddie Mac, Series K038, Class X1, 1.20%, 3/25/24		33,989	2,953,002
Ginnie Mae, Series 2012-120, Class IO, 0.99%, 2/16/53		22,460	1,678,233

			7,666,427
Mortgage-Backed Securities — 50.7%
Fannie Mae Mortgage-Backed Securities:
2.23%, 10/01/42 (a)		3,787	3,930,892
2.50%, 1/01/30 (l)		84,300	85,827,937
3.00%, 1/01/29-1/01/45 (l)		236,957	241,789,926
3.18%, 12/01/40 (a)		3,178	3,333,616
3.50%, 12/01/25-1/01/45 (l)		295,299	309,701,169
4.00%, 1/01/25-1/01/45 (l)		325,573	349,758,311
4.50%, 2/01/25-1/01/45 (l)		251,989	273,437,622
5.00%, 5/01/23-1/01/45 (l)		158,905	175,984,305
5.50%, 12/01/32-1/01/45 (l)		47,501	53,262,546
6.00%, 2/01/34-1/01/45 (l)		26,822	30,523,682
6.50%, 5/01/40		9,817	11,179,683

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities:
2.50%, 1/01/30 (l)		28,200	$28,681,602
2.92%, 6/01/42 (a)		3,962	4,101,863
3.00%, 1/01/30-1/01/45 (l)		76,051	77,459,778
3.50%, 1/01/30-1/01/45 (l)		82,412	86,004,726
4.00%, 1/01/30-1/01/45 (l)		105,633	112,897,571
4.50%, 2/01/39-1/01/45 (l)		44,827	48,615,895
5.00%, 7/01/35-1/01/45 (l)		22,485	24,855,374
5.50%, 10/01/39-1/01/45 (l)		13,509	15,100,844
6.00%, 1/01/45 (l)		7,800	8,827,407
Ginnie Mae Mortgage-Backed Securities:
1.63%, 5/20/34 (a)		1,000	1,041,247
3.00%, 1/15/45 (l)		132,000	134,986,500
3.50%, 2/15/42-1/15/45 (l)		146,899	154,541,935
4.00%, 9/20/40-1/15/45 (l)		369,315	396,632,543
4.50%, 5/20/41-1/15/45 (l)		63,730	69,810,882
5.00%, 12/15/38-1/15/45 (l)		26,502	29,384,463
5.50%, 1/15/45 (l)		5,800	6,417,383

			2,738,089,702
Total U.S. Government Sponsored Agency Securities — 51.5%			2,780,554,925

U.S. Treasury Obligations
U.S. Treasury Bonds, 3.00%, 11/15/44		186,194	195,678,455
U.S. Treasury Inflation Indexed Bonds:
0.75%, 2/15/42		12,337	11,986,202
1.38%, 2/15/44		9,229	10,444,244
U.S. Treasury Inflation Indexed Notes:
0.13%, 1/15/23-7/15/24		15,014	14,485,736
0.63%, 1/15/24		24,799	24,903,961
U.S. Treasury Notes:
0.50%, 11/30/16 (m)		113,540	113,256,549
0.63%, 12/31/16		26,625	26,589,143
1.00%, 12/15/17 (m)		420,012	419,027,492
1.50%, 11/30/19 (m)		307,223	305,279,092
1.88%, 11/30/21 (m)		173,513	172,495,990
2.25%, 11/15/24 (m)		130,778	131,657,100
U.S. Treasury Strips, 0.00%, 5/15/36 (m)		14,105	7,900,563
Total U.S. Treasury Obligations — 26.5%			1,433,704,527

Total Long-Term Investments (Cost — $7,275,025,322) — 135.3%			7,307,802,846

Short-Term Securities
Borrowed Bond Agreements — 0.3%
Barclays Bank PLC, (0.30)%, Open (Purchased on 12/17/14 to be repurchased at EUR 3,257,466, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 3/01/26, original par and fair value of EUR 2,600,000 and $3,877,301, respectively)	EUR	3,372	4,080,830
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 12/29/14 to be repurchased at $1,310,618, collateralized by BHP Billiton Finance USA Ltd., 5.00% due at 9/30/43, original par and fair value of USD 1,200,000 and $1,360,225, respectively)	USD	1,350	1,350,000

16	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (concluded)
Deutsche Bank Securities, Inc., 0.18%, 2/20/15 (Purchased on 12/19/14 to be repurchased at $8,316,882, collateralized by U.S. Treasury Strips, 0.00% due at 2/15/36, original par and fair value of USD 13,601,000 and $8,063,149, respectively)	USD	8,008	$8,007,589
JPMorgan Chase Bank N.A., (0.18)%, Open (Purchased on 12/16/14 to be repurchased at EUR 468,285, collateralized by Bundesrepublik Deutschland, 2.50% due at 1/04/21, original par and fair value of EUR 404,000 and $559,394, respectively)	EUR	474	572,978
JPMorgan Chase Bank N.A., (0.18)%, Open (Purchased on 12/16/14 to be repurchased at EUR 928,479, collateralized by Bundesrepublik Deutschland, 0.75% due at 2/24/17, original par and fair value of EUR 906,000 and $1,114,814, respectively)		932	1,128,015
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 12/24/14 to be repurchased at $966,430, collateralized by Apache Corp., 4.75% due at 4/15/43, original par and fair value of USD 1,000,000 and $937,795, respectively)	USD	995	995,000

			16,134,412
		Shares
Mutual Funds — 0.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (f)(n)		15,906,511	15,906,511
Total Short-Term Securities (Cost — $32,142,578) — 0.6%			32,040,923

Options Purchased
(Cost — $15,401,389) — 0.5%			29,377,575
Total Investments Before TBA Sale Commitments, Options Written and Borrowed Bonds (Cost — $7,322,569,289*) — 136.4%			7,369,221,344

TBA Sale Commitments (l)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/30	USD	32,500	$(33,089,063)
3.00%, 1/01/30-1/01/45		125,600	(127,199,864)
3.50%, 1/01/30-1/01/45		160,650	(168,128,644)
4.00%, 4/01/29-1/01/45		495,600	(528,860,756)
4.50%, 1/01/45		22,800	(24,748,689)
5.00%, 1/01/45		187,300	(206,933,573)
5.50%, 1/01/45		6,800	(7,606,438)
Freddie Mac Mortgage-Backed Securities:
4.00%, 1/01/45		26,900	(28,673,719)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 1/15/45		34,600	(36,319,189)
3.00%, 1/15/45		16,600	(16,975,575)
4.00%, 1/15/45		227,900	(244,348,865)
Total TBA Sale Commitments (Proceeds — $1,419,337,499) — (26.4)%			(1,422,884,375)

Options Written
(Premiums Received — $7,667,710) — (0.4)%			(23,524,165)

Borrowed Bonds
Corporate Bonds — 0.0%
Apache Corp., 4.75%, 4/15/43		1,000	(937,795)
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		1,200	(1,360,225)

			(2,298,020)
Foreign Government Obligations — (0.1)%
Bundesrepublik Deutschland,
0.75%, 2/24/17	EUR	906	(1,114,814)
2.50%, 1/04/21		404	(559,394)
Buoni Poliennali Del Tesoro, 4.50%, 3/01/26		2,600	(3,877,301)

			(5,551,509)
U.S. Treasury Obligations — (0.2)%
U.S. Treasury Strips, 0.00%, 2/15/36	USD	13,601	(8,063,149)
Total Borrowed Bonds (Proceeds — $15,644,657) — (0.3)%			(15,912,678)
Total Investments Net of TBA Sale Commitments, Options Written and Borrowed Bonds — 109.3%			5,906,900,126
Liabilities in Excess of Other Assets — (9.3)%			(504,038,131)

Net Assets — 100.0%			$5,402,861,995

Notes to Consolidated Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$7,337,795,640

Gross unrealized appreciation	$42,512,722
Gross unrealized depreciation	(11,087,018)

Net unrealized appreciation	$31,425,704

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Non-income producing security.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014	17

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	During the period ended December 31, 2014, investments in issuers considered to be an affiliate of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par/Shares Held at September 30, 2014	Par/Shares Purchased		Par/Shares Sold	Par/Shares Held at December 31, 2014	Value at December 31, 2014	Income	Realized Gain
BlackRock Capital Finance LP, Series 1997-R2, Class AP	7,237	—		—	7,237	$6,271	$25	—
BlackRock Liquidity Funds, TempFund, Institutional Class	12,191,454	3,715,057	[1]	—	15,906,511	$15,906,511	$823	$1,154

[1]	Represents net shares sold.

(g)	Zero-coupon bond.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	When-issued security. Unsettled when-issued transactions were as follows:

Security Names	Value	Unrealized Appreciation
American Municipal Power, Inc. RB	$3,981,296	$6,195
Las Vegas Valley Water District GO	$5,787,100	$29,850

(l)	Represents or includes a TBA transaction. As of December 31, 2014 , unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$62,279,991	$335,244
BNP Paribas Securities Corp.	$9,898,361	$35,861
Citigroup Global Markets, Inc.	$(53,693,551)	$(138,313)
Credit Suisse Securities (USA) LLC	$(103,162,413)	$252,741
Deutsche Bank Securities, Inc.	$40,113,214	$265,579
Goldman Sachs & Co.	$54,515,177	$(348,890)
J.P. Morgan Securities LLC	$(134,788,792)	$(609,906)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(99,746,911)	$(436,614)
Morgan Stanley & Co. LLC	$35,085,390	$87,921
Nomura Securities International, Inc.	$(53,356,912)	$(133,412)
RBC Capital Markets, LLC	$(426,375)	$(250)
RBS Securities, Inc.	$(6,937,150)	$(10,588)
Wells Fargo Securities, LLC	$(131,963)	$(1,768)

(m)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(n)	Represents the current yield as of report date.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of December 31, 2014, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Bank of Montreal	0.00%	12/12/14	Open	$124,843,750	$124,843,750
Bank of Montreal	0.17%	12/16/14	Open	100,250,000	100,257,574
RBC Capital Markets, LLC	0.09%	12/18/14	Open	101,000,000	101,003,788
Deutsche Bank Securities, Inc.	0.18%	12/19/14	2/20/15	7,863,538	7,863,970
BNP Paribas Securities Corp.	0.00%	12/31/14	1/02/15	113,256,549	113,256,549
Deutsche Bank Securities, Inc.	0.00%	12/31/14	1/02/15	209,475,000	209,475,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.00%	12/31/14	1/02/15	181,312,084	181,312,084
Total				$838,000,921	$838,012,715

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

18	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
71	CBOE Volatility Index	Chicago Board of Trade	February 2015	USD	1,293,975	$53,951
100	Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR 153.00	Eurex	March 2015	USD	38,722	(30,488)
130	Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR 153.00	Eurex	March 2015	USD	37,754	(32,428)
(366)	Euro-Bobl	Eurex	March 2015	USD	57,698,334	(360,303)
(87)	Euro-Bund	Eurex	March 2015	USD	16,409,155	(277,124)
(42)	Euro-Schatz	Eurex	March 2015	USD	5,645,842	(9,043)
443	Australian Government Bonds (3 Year)	Sydney	March 2015	USD	108,746,377	144,267
709	Australian Government Bonds (10 Year)	Sydney	March 2015	USD	559,006,427	899,218
(190)	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	28,754,125	656,589
(48)	Euro STOXX 50 Futures	Eurex	March 2015	USD	1,819,726	(19,350)
(262)	Euro STOXX Banks Index	Eurex	March 2015	USD	2,124,127	(19,714)
(33)	GiltBritish	NYSE Liffe	March 2015	USD	6,150,485	(143,371)
(280)	JPY Future	Chicago Mercantile	March 2015	USD	29,221,500	111,855
1,263	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	March 2015	USD	182,582,438	3,469,769
1,957	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2015	USD	427,787,969	(392,733)
(11)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	1,308,227	(3,971)
(1,215)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	154,058,203	208,604
32	U.S. Ultra Treasury Bonds	Chicago Board of Trade	March 2015	USD	5,286,000	23,118
408	Canadian Bankers Acceptance	Montreal	June 2015	USD	86,892,640	(21,825)
1,130	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	281,271,125	(199,407)
63	Canadian Bankers Acceptance	Montreal	September 2015	USD	13,411,807	9,868
(1,130)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	279,915,125	408,623
(1,179)	Three Month Sterling	NYSE Liffe	December 2015	USD	227,911,616	(413,531)
(847)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	209,251,350	59,877
42	3-month EURIBOR	NYSE Liffe	June 2016	USD	12,695,393	82,200
(191)	Canadian Bankers Acceptance	Montreal	June 2016	USD	40,570,494	(91,150)
(357)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	87,973,725	11,109
174	3-month EURIBOR	NYSE Liffe	September 2016	USD	52,582,042	547,699
(217)	Canadian Bankers Acceptance	Montreal	September 2016	USD	46,046,341	(48,348)
(357)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	87,763,988	(293)
(1,265)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	310,336,125	326,348
(17)	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	4163725	(33)
(42)	3-month EURIBOR	NYSE Liffe	June 2017	USD	12682688	(135,806)
(17)	Euro Dollar Futures	Chicago Mercantile	June 2017	USD	4157350	2,318
(174)	3-month EURIBOR	NYSE Liffe	September 2017	USD	52,526,772	(810,257)
(17)	Euro Dollar Futures	Chicago Mercantile	September 2017	USD	4,152,463	(2,285)
(17)	Euro Dollar Futures	Chicago Mercantile	December 2017	USD	4,148,000	1,952
Total						$4,005,905

•	As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,612,582	USD	1,006,000	Bank of America N.A.	1/05/15	$(24,533)
BRL	2,775,851	USD	1,073,000	Deutsche Bank AG	1/05/15	(30,198)
BRL	5,258,765	USD	2,011,000	Deutsche Bank AG	1/05/15	(35,444)
BRL	8,260,000	USD	3,200,000	Goldman Sachs International	1/05/15	(96,973)
BRL	7,872,862	USD	3,017,000	JPMorgan Chase Bank N.A.	1/05/15	(59,409)
BRZ	3,447,711	USD	1,341,000	Bank of America N.A.	1/05/15	(45,801)
USD	1,403,093	BRL	3,683,821	Deutsche Bank AG	1/05/15	19,195

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014	19

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	874,000	BRL	2,247,928	Goldman Sachs International	1/05/15	$29,523
USD	4,342,907	BRL	11,393,182	Goldman Sachs International	1/05/15	62,840
USD	5,028,000	BRL	13,310,122	Goldman Sachs International	1/05/15	27,797
USD	620,482	TRY	1,397,859	JPMorgan Chase Bank N.A.	1/05/15	22,447
TRY	41,187,000	USD	17,351,392	BNP Paribas S.A.	1/07/15	260,652
TRY	43,033,500	USD	18,424,636	BNP Paribas S.A.	1/07/15	(23,006)
TRY	34,323,000	USD	14,421,429	JPMorgan Chase Bank N.A.	1/07/15	255,489
TRY	34,323,000	USD	14,421,429	JPMorgan Chase Bank N.A.	1/07/15	255,489
USD	3,113,290	EUR	2,500,000	UBS AG	1/07/15	87,927
USD	1,984,149	MXN	27,027,247	JPMorgan Chase Bank N.A.	1/07/15	153,063
KRW	1,492,426,250	USD	1,337,000	Deutsche Bank AG	1/09/15	20,134
USD	1,337,000	KRW	1,464,015,000	JPMorgan Chase Bank N.A.	1/09/15	5,702
TRY	1,602,238	USD	670,000	BNP Paribas S.A.	1/12/15	14,295
TRY	1,870,147	USD	803,000	BNP Paribas S.A.	1/12/15	(4,284)
TRY	3,171,981	USD	1,340,000	BNP Paribas S.A.	1/12/15	14,713
TRY	7,188,363	USD	3,015,000	BNP Paribas S.A.	1/12/15	55,059
TRY	7,010,402	USD	3,012,046	Citibank N.A.	1/12/15	(17,992)
TRY	2,392,905	USD	1,005,000	Morgan Stanley & Co. International PLC	1/12/15	16,979
USD	1,004,000	INR	63,081,320	Deutsche Bank AG	1/12/15	7,274
USD	1,416,000	INR	90,126,984	Standard Chartered Bank	1/12/15	(8,066)
USD	1,340,000	TRY	3,224,844	BNP Paribas S.A.	1/12/15	(37,290)
USD	1,342,000	TRY	3,233,214	BNP Paribas S.A.	1/12/15	(38,864)
USD	1,644,000	TRY	3,803,065	BNP Paribas S.A.	1/12/15	19,759
USD	1,675,000	TRY	3,835,331	BNP Paribas S.A.	1/12/15	36,979
USD	3,323,458	TRY	7,594,990	BNP Paribas S.A.	1/12/15	79,734
USD	3,328,610	TRY	7,746,184	BNP Paribas S.A.	1/12/15	20,313
USD	435,300	TRY	1,012,867	Citibank N.A.	1/12/15	2,717
USD	469,000	TRY	1,101,248	Royal Bank of Scotland PLC	1/12/15	(1,329)
CLP	988,156,000	USD	1,612,000	Credit Suisse International	1/13/15	13,649
COP	2,045,120,168	USD	836,108	Credit Suisse International	1/13/15	24,201
COP	3,052,437,251	USD	1,312,252	Credit Suisse International	1/13/15	(28,201)
COP	5,388,761,889	USD	2,229,620	Credit Suisse International	1/13/15	37,239
COP	2,035,320,000	USD	840,000	Goldman Sachs International	1/13/15	16,186
COP	1,575,054,000	USD	689,000	Morgan Stanley Capital Services LLC	1/13/15	(26,431)
COP	1,610,687,120	USD	668,890	Morgan Stanley Capital Services LLC	1/13/15	8,668
COP	2,003,295,600	USD	836,100	Morgan Stanley Capital Services LLC	1/13/15	6,615
KRW	604,838,000	USD	541,000	JPMorgan Chase Bank N.A.	1/13/15	8,888
USD	1,612,000	CLP	988,962,000	Credit Suisse International	1/13/15	(14,975)
USD	858,000	COP	1,977,261,000	Bank of America N.A.	1/13/15	26,237
USD	672,000	COP	1,624,896,000	Deutsche Bank AG	1/13/15	(11,536)
USD	360,420	COP	826,803,503	Goldman Sachs International	1/13/15	12,613
USD	575,000	COP	1,325,375,000	Goldman Sachs International	1/13/15	17,462
USD	665,000	COP	1,490,265,000	Goldman Sachs International	1/13/15	38,099
USD	3,521,970	COP	8,076,405,506	Royal Bank of Scotland PLC	1/13/15	124,516
USD	1,120,000	COP	2,635,360,000	Standard Chartered Bank	1/13/15	11,399
USD	541,000	KRW	604,838,000	Morgan Stanley Capital Services LLC	1/13/15	(8,888)
USD	1,250,000	ZAR	14,140,000	Bank of America N.A.	1/13/15	30,254
USD	2,520,000	ZAR	29,306,718	Bank of America N.A.	1/13/15	(8,058)
USD	627,000	ZAR	7,320,225	BNP Paribas S.A.	1/13/15	(4,458)

20	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	940,000	ZAR	10,995,135	BNP Paribas S.A.	1/13/15	$(8,463)
USD	949,800	ZAR	11,009,052	BNP Paribas S.A.	1/13/15	136
USD	977,000	ZAR	10,996,545	BNP Paribas S.A.	1/13/15	28,415
USD	1,313,000	ZAR	15,406,695	BNP Paribas S.A.	1/13/15	(16,013)
USD	1,568,000	ZAR	18,553,830	BNP Paribas S.A.	1/13/15	(32,492)
USD	1,719,000	ZAR	19,423,450	BNP Paribas S.A.	1/13/15	43,493
USD	1,899,000	ZAR	21,943,215	Citibank N.A.	1/13/15	6,133
USD	628,000	ZAR	7,344,805	Morgan Stanley Capital Services LLC	1/13/15	(5,578)
ZAR	9,412,425	USD	825,000	Bank of America N.A.	1/13/15	(13,065)
ZAR	8,015,385	USD	690,000	BNP Paribas S.A.	1/13/15	1,424
ZAR	11,067,101	USD	941,000	BNP Paribas S.A.	1/13/15	13,671
ZAR	11,067,713	USD	941,000	BNP Paribas S.A.	1/13/15	13,724
ZAR	11,985,555	USD	1,026,600	BNP Paribas S.A.	1/13/15	7,299
ZAR	14,480,818	USD	1,255,000	BNP Paribas S.A.	1/13/15	(5,855)
ZAR	14,676,849	USD	1,255,000	BNP Paribas S.A.	1/13/15	11,055
ZAR	14,802,452	USD	1,266,000	JPMorgan Chase Bank N.A.	1/13/15	10,890
TRY	43,033,500	USD	18,501,870	UBS AG	1/15/15	(136,322)
MXN	14,750,581	USD	995,500	Credit Suisse International	1/16/15	3,283
MXN	14,681,086	USD	995,500	JPMorgan Chase Bank N.A.	1/16/15	(1,422)
USD	1,991,000	MXN	29,543,796	JPMorgan Chase Bank N.A.	1/16/15	(9,453)
USD	3,033,972	ZAR	35,471,080	UBS AG	1/20/15	(22,312)
EUR	1,100,000	USD	1,404,741	Bank of America N.A.	1/21/15	(73,378)
EUR	1,250,000	USD	1,591,600	Bank of America N.A.	1/21/15	(78,688)
EUR	1,800,000	USD	2,236,709	Bank of America N.A.	1/21/15	(58,115)
EUR	3,852,000	USD	4,875,642	Bank of America N.A.	1/21/15	(213,451)
EUR	5,449,000	USD	6,807,463	BNP Paribas S.A.	1/21/15	(212,375)
EUR	17,320,000	USD	21,534,337	BNP Paribas S.A.	1/21/15	(571,423)
EUR	2,300,000	USD	2,901,629	Goldman Sachs Bank USA	1/21/15	(117,870)
EUR	475,000	USD	608,342	Morgan Stanley Capital Services LLC	1/21/15	(33,436)
EUR	3,500,000	USD	4,355,316	TD Securities, Inc.	1/21/15	(119,161)
GBP	1,567,832	USD	2,463,000	The Bank of New York Mellon	1/21/15	(19,785)
USD	1,433,913	AUD	1,658,000	UBS AG	1/21/15	82,455
USD	683,556	EUR	550,000	Barclays Bank PLC	1/21/15	17,874
USD	1,255,927	EUR	991,000	Barclays Bank PLC	1/21/15	56,490
USD	499,710	EUR	400,000	BNP Paribas S.A.	1/21/15	15,578
USD	14,355,230	EUR	11,311,000	BNP Paribas S.A.	1/21/15	665,188
USD	4,753,807	EUR	3,788,000	Citibank N.A.	1/21/15	169,078
USD	524,368	EUR	420,000	Goldman Sachs Bank USA	1/21/15	16,030
USD	2,115,248	EUR	1,660,000	Goldman Sachs Bank USA	1/21/15	106,100
USD	260,794,691	EUR	204,408,583	JPMorgan Chase Bank N.A.	1/21/15	13,392,866
USD	4,379,730	EUR	3,504,000	Royal Bank of Scotland PLC	1/21/15	138,734
USD	7,367,896	EUR	5,813,000	Royal Bank of Scotland PLC	1/21/15	332,248
USD	3,787,188	EUR	3,019,000	State Street Bank and Trust Co.	1/21/15	133,202
USD	5,410,582	EUR	4,344,000	UBS AG	1/21/15	152,909
USD	10,453,713	EUR	8,371,000	UBS AG	1/21/15	322,041
USD	34,869,246	GBP	21,869,000	Barclays Bank PLC	1/21/15	789,919
USD	1,758,938	GBP	1,117,000	JPMorgan Chase Bank N.A.	1/21/15	18,272
USD	6,361,695	MXN	91,144,000	Bank of America N.A.	1/21/15	192,134
USD	1,502,922	MXN	20,589,000	Deutsche Bank AG	1/21/15	109,247

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014	21

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,701,181	MXN	50,960,000	JPMorgan Chase Bank N.A.	1/21/15	$251,686
USD	3,470,143	MXN	47,768,000	Morgan Stanley & Co. International PLC	1/21/15	236,715
USD	832,232	TRY	1,867,000	BNP Paribas S.A.	1/21/15	36,616
USD	1,558,641	TRY	3,544,000	BNP Paribas S.A.	1/21/15	48,378
USD	932,522	TRY	2,098,585	Citibank N.A.	1/21/15	38,217
USD	1,567,828	TRY	3,513,000	Deutsche Bank AG	1/21/15	70,775
TRY	12,547,138	USD	5,278,560	BNP Paribas S.A.	1/22/15	67,052
TRY	1,272,015	USD	535,697	JPMorgan Chase Bank N.A.	1/22/15	6,235
USD	615,619	TRY	1,409,537	Deutsche Bank AG	1/22/15	15,096
USD	911,168	TRY	2,086,140	Deutsche Bank AG	1/22/15	22,384
USD	8,033,089	TRY	18,390,552	Deutsche Bank AG	1/22/15	197,935
USD	2,212,334	MXN	30,282,290	BNP Paribas S.A.	1/28/15	163,416
USD	4,403,212	MXN	60,433,354	JPMorgan Chase Bank N.A.	1/30/15	314,767
USD	11,592,173	TRY	26,480,000	Deutsche Bank AG	2/04/15	344,054
USD	37,678,501	TRY	86,069,000	Deutsche Bank AG	2/04/15	1,118,293
INR	199,073,998	USD	3,188,500	JPMorgan Chase Bank N.A.	2/18/15	(66,607)
USD	3,188,500	INR	199,281,250	Deutsche Bank AG	2/18/15	63,357
EUR	1,037,000	CHF	4,493,210	Citibank N.A.	2/20/15	(10,744)
EUR	1,729,000	CHF	7,452,514	Morgan Stanley Capital Services LLC	2/20/15	(6,907)
EUR	275,000	PLN	1,213,605	BNP Paribas S.A.	2/20/15	(9,065)
PLN	5,384,236	EUR	1,248,000	JPMorgan Chase Bank N.A.	2/20/15	6,388
USD	3,042,768	MXN	41,452,936	JPMorgan Chase Bank N.A.	2/20/15	242,056
USD	1,099,059	TRY	2,489,757	Citibank N.A.	2/20/15	44,892
USD	1,790,627	MXN	24,568,693	JPMorgan Chase Bank N.A.	2/24/15	131,090
USD	1,893,344	MXN	25,922,645	Morgan Stanley Capital Services LLC	2/24/15	142,352
USD	1,800,423	MXN	24,623,397	JPMorgan Chase Bank N.A.	2/25/15	137,294
BRL	4,948,329	USD	2,023,856	JPMorgan Chase Bank N.A.	3/03/15	(192,973)
TRY	21,103,000	USD	9,468,749	Goldman Sachs International	3/03/15	(553,788)
USD	3,264	BRL	8,616	Citibank N.A.	3/03/15	76
USD	1,021,150	BRL	2,439,017	Goldman Sachs International	3/03/15	118,713
USD	1,049,126	BRL	2,500,696	Morgan Stanley & Co. International PLC	3/03/15	123,867
USD	6,157,812	TRY	13,735,000	Bank of America N.A.	3/03/15	355,463
USD	14,187,019	TRY	34,273,000	JPMorgan Chase Bank N.A.	3/16/15	(251,381)
USD	14,210,363	TRY	34,323,000	JPMorgan Chase Bank N.A.	3/16/15	(249,101)
USD	1,106,706	TRY	2,595,932	Deutsche Bank AG	3/17/15	13,335
CAD	2,520,000	NOK	15,952,482	Deutsche Bank AG	3/18/15	29,694
CAD	2,910,529	USD	2,490,000	Deutsche Bank AG	3/18/15	10,929
EUR	1,425,000	USD	1,764,446	Citibank N.A.	3/18/15	(38,904)
EUR	1,395,000	USD	1,724,219	State Street Bank and Trust Co.	3/18/15	(35,004)
JPY	254,578,680	USD	2,140,000	JPMorgan Chase Bank N.A.	3/18/15	(13,118)
NOK	15,436,504	CAD	2,520,000	Deutsche Bank AG	3/18/15	(98,771)
PLN	6,143,763	EUR	1,435,000	Deutsche Bank AG	3/18/15	(8,377)
USD	2,111,662	AUD	2,565,000	Credit Suisse International	3/18/15	29,328
USD	20,443,590	AUD	24,943,892	Morgan Stanley Capital Services LLC	3/18/15	193,492
USD	2,490,000	CAD	2,851,872	Goldman Sachs International	3/18/15	39,473
USD	22,225,000	CAD	25,764,398	Royal Bank of Canada	3/18/15	86,434
USD	7,050,000	CHF	6,884,325	Credit Suisse International	3/18/15	115,217
USD	1,735,524	EUR	1,395,000	Citibank N.A.	3/18/15	46,309

22	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,770,162	EUR	1,425,000	Citibank N.A.	3/18/15	$44,620
USD	8,390,716	EUR	6,732,000	Morgan Stanley Capital Services LLC	3/18/15	238,892
USD	715,000	JPY	84,908,109	Citibank N.A.	3/18/15	5,634
USD	1,425,000	JPY	168,494,707	Citibank N.A.	3/18/15	17,308
USD	24,535,000	JPY	2,908,997,182	State Street Bank and Trust Co.	3/18/15	231,733
USD	16,954,965	TRY	41,187,000	BNP Paribas S.A.	4/16/15	(279,385)
TRY	2,277,659	USD	998,370	Bank of America N.A.	5/07/15	(49,716)
TRY	2,664,209	USD	1,160,521	Bank of America N.A.	5/07/15	(50,868)
TRY	3,691,153	USD	1,610,640	Bank of America N.A.	5/07/15	(73,260)
TRY	4,203,655	USD	1,846,504	Bank of America N.A.	5/07/15	(95,665)
TRY	5,978,957	USD	2,620,959	Barclays Bank PLC	5/07/15	(130,700)
USD	494,829	TRY	1,121,629	Bank of America N.A.	5/07/15	27,666
USD	662,912	TRY	1,519,195	Bank of America N.A.	5/07/15	30,161
USD	686,041	TRY	1,554,466	Bank of America N.A.	5/07/15	38,600
USD	2,340,978	TRY	5,278,203	BNP Paribas S.A.	5/07/15	142,586
USD	1,152,400	TRY	2,645,335	Deutsche Bank AG	5/07/15	50,608
USD	1,635,738	TRY	3,684,174	Deutsche Bank AG	5/07/15	101,266
USD	1,335,919	TRY	3,012,631	Goldman Sachs International	5/07/15	81,146
TRY	20,959,000	USD	9,240,367	Deutsche Bank AG	5/26/15	(547,280)
TRY	23,319,400	USD	10,172,483	Deutsche Bank AG	5/26/15	(500,382)
TRY	37,361,300	USD	16,333,523	Deutsche Bank AG	5/26/15	(1,142,606)
TRY	37,361,300	USD	16,238,395	Goldman Sachs International	5/26/15	(742,188)
USD	6,343,201	TRY	14,250,000	Bank of America N.A.	5/26/15	432,781
USD	10,715,702	TRY	24,322,500	Bank of America N.A.	5/26/15	627,549
USD	2,444,268	TRY	5,526,000	Deutsche Bank AG	5/26/15	152,269
USD	3,256,287	TRY	7,368,000	Deutsche Bank AG	5/26/15	200,289
USD	10,630,463	TRY	24,322,500	Deutsche Bank AG	5/26/15	741,057
USD	1,596,515	TRY	3,573,000	Goldman Sachs International	5/26/15	114,555
USD	3,176,727	TRY	7,147,000	Goldman Sachs International	5/26/15	212,392
USD	4,729,968	TRY	10,720,000	Goldman Sachs International	5/26/15	283,674
USD	4,734,982	TRY	10,720,000	Goldman Sachs International	5/26/15	288,688
TRY	26,480,000	USD	10,948,935	Deutsche Bank AG	10/28/15	(325,170)
Total						$19,872,493

•	As of December 31, 2014, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
SPDR Gold Shares	Call	USD	120.00	3/20/15	2,250	$317,250
EURO STOXX 50 Index	Put	EUR	3,150.00	1/16/15	54	40,839
American Realty Capital Properties, Inc.	Put	USD	5.00	1/17/15	2,096	10,480
S&P 500 Index	Put	USD	2,000.00	1/17/15	14	15,820
CBOE Volatility Index	Put	USD	16.00	1/21/15	744	66,960
U.S. Treasury Notes (10 Year)	Put	USD	126.00	1/23/15	24	6,750
Euro Dollar 90-Day	Put	USD	98.50	3/13/15	5,049	504,900
Euro Dollar 90-Day	Put	USD	98.75	3/13/15	2,151	591,525
Euro Dollar 90-Day	Put	USD	98.63	3/13/15	173	29,194
Euro Dollar 90-Day	Put	USD	99.63	3/16/15	2,608	65,200
Euro Dollar 90-Day	Put	USD	99.25	6/15/15	194	7,275

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014	23

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of December 31, 2014, exchange-traded options purchased were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 1-Year Mid-Curve	Put	USD	98.00	9/11/15	706	308,875
Total						$1,965,068

•	As of December 31, 2014, OTC barrier options purchased were as follows:

Description	Counterparty	Barrier Price Range		Expiration Date	Notional Amount (000)		Market Value
USD Currency	JPMorgan Chase Bank N.A.	BRL	2.10	1/08/15	USD	502	—
USD Currency	Deutsche Bank AG	EUR	1.15	3/10/15	USD	250	$26,824
EUR Currency	Citibank N.A.	USD	1.17	5/08/15	EUR	2,430	647,833
USD Currency	Deutsche Bank AG	CHF	1.03	5/18/15	USD	2,002	543,727
USD Currency	Deutsche Bank AG	CHF	1.04	5/18/15	USD	679	153,461
USD Currency	Deutsche Bank AG	EUR	1.15	6/05/15	USD	165	29,553
USD Currency	Deutsche Bank AG	EUR	1.10	12/18/15	USD	165	21,499
Total							$1,422,897

•	As of December 31, 2014, OTC options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
USD Currency	Deutsche Bank AG	Call	BRL	2.65	1/08/15	USD	3,402	$35,420
USD Currency	Goldman Sachs International	Call	BRL	2.80	1/08/15	USD	3,402	1,024
USD Currency	BNP Paribas S.A.	Call	KRW	1,130.00	1/09/15	USD	1,980	603
USD Currency	JPMorgan Chase Bank N.A.	Call	KRW	1,100.00	1/09/15	USD	3,960	14,971
USD Currency	JPMorgan Chase Bank N.A.	Call	KRW	1,115.00	1/09/15	USD	2,340	2,736
USD Currency	Bank of America N.A.	Call	JPY	102.00	1/12/15	USD	38,360	5,699,870
USD Currency	Deutsche Bank AG	Call	JPY	105.00	1/12/15	USD	76,725	9,479,213
USD Currency	Deutsche Bank AG	Call	ZAR	11.30	1/16/15	USD	3,750	103,599
EUR Currency	JPMorgan Chase Bank N.A.	Call	PLN	4.39	2/19/15	EUR	2,766	14,829
USD Currency	Deutsche Bank AG	Call	CAD	1.18	4/15/15	USD	7,130	81,614
USD Currency	JPMorgan Chase Bank N.A.	Call	CAD	1.15	4/15/15	USD	12,525	314,267
USD Currency	BNP Paribas S.A.	Call	JPY	115.00	4/27/15	USD	13,970	689,183
USD Currency	Deutsche Bank AG	Call	JPY	111.00	4/27/15	USD	28,140	2,157,561
USD Currency	UBS AG	Call	JPY	115.00	4/27/15	USD	14,170	699,050
USD Currency	Deutsche Bank AG	Call	CAD	1.16	5/29/15	USD	28,190	616,465
USD Currency	Deutsche Bank AG	Call	CAD	1.24	5/29/15	USD	28,190	137,815
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	120.00	6/19/15	USD	14,250	417,387
EUR Currency	JPMorgan Chase Bank N.A.	Put	PLN	4.26	2/19/15	EUR	6,916	56,847
EUR Currency	Citibank N.A.	Put	USD	1.22	3/03/15	EUR	108,842	2,224,333
EUR Currency	Deutsche Bank AG	Put	USD	1.25	3/19/15	EUR	12,115	545,270
EUR Currency	UBS AG	Put	USD	1.16	3/19/15	EUR	12,115	70,838
USD Currency	Goldman Sachs International	Put	MXN	14.20	3/20/15	USD	14,270	51,877
GBP Currency	UBS AG	Put	USD	1.54	4/30/15	GBP	16,695	347,504
EUR Currency	Deutsche Bank AG	Put	PLN	4.15	5/08/15	EUR	13,895	64,072
EUR Currency	JPMorgan Chase Bank N.A.	Put	PLN	4.12	5/08/15	EUR	13,895	44,930
EUR Currency	Citibank N.A.	Put	NOK	8.70	6/12/15	EUR	6,280	89,272
USD Currency	Deutsche Bank AG	Put	NOK	7.00	6/19/15	USD	5,135	38,594
Total								$23,999,144

24	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	As of December 31, 2014, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	Credit Suisse International	Call	11.50%	Receive	1-day BZDIOVER	1/02/15	BRL	33,763	$1
1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	11.50%	Receive	1-day BZDIOVER	1/02/15	BRL	36,150	1
1-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	11.75%	Receive	1-day BZDIOVER	1/02/15	BRL	45,375	2
2-Year Interest Rate Swap	Credit Suisse International	Call	11.80%	Receive	1-day BZDIOVER	1/02/15	BRL	17,315	1
2-Year Interest Rate Swap	Credit Suisse International	Call	11.80%	Receive	1-day BZDIOVER	1/02/15	BRL	13,909	1
2-Year Interest Rate Swap	Deutsche Bank AG	Call	12.00%	Receive	1-day BZDIOVER	1/02/15	BRL	25,821	1
1-Year Interest Rate Swap	Credit Suisse International	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	50,893	14,156
1-Year Interest Rate Swap	Deutsche Bank AG	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	18,175	5,055
5-Year Interest Rate Swap	Citibank N.A.	Call	2.53%	Receive	3-month LIBOR	9/30/15	USD	55,885	1,447,947
1-Year Interest Rate Swap	Bank of America N.A.	Put	12.30%	Pay	1-day BZDIOVER	1/02/15	BRL	51,950	114,182
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.30%	Pay	6-month EURIBOR	1/20/15	EUR	46,320	163
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.30%	Pay	6-month EURIBOR	1/20/15	EUR	40,355	142
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.36%	Pay	6-month EURIBOR	1/21/15	EUR	42,505	67
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.33%	Pay	6-month EURIBOR	1/29/15	EUR	41,870	831
5-Year Interest Rate Swap	Citibank N.A.	Put	2.53%	Pay	3-month LIBOR	9/30/15	USD	55,885	395,001
Total									$1,977,551

•	As of December 31, 2014, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
CBOE Volatility Index	Call	USD	17.00	1/21/15	1,410	$(345,450)
Euro Dollar 90-Day	Call	USD	99.00	3/13/15	121	(20,419)
U.S. Treasury Notes (10 Year)	Put	USD	125.00	1/23/15	36	(3,375)
Euro Dollar 90-Day	Put	USD	98.13	3/13/15	104	(1,300)
Total						$(370,544)

•	As of December 31, 2014, OTC options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
USD Currency	Barclays Bank PLC	Call	INR	62.30	1/08/15	USD	2,420	$(39,559)
USD Currency	Deutsche Bank AG	Call	ZAR	11.60	1/08/15	USD	2,500	(15,783)
USD Currency	Deutsche Bank AG	Call	BRL	2.80	1/08/15	USD	3,402	(1,023)
USD Currency	Goldman Sachs International	Call	BRL	2.65	1/08/15	USD	3,402	(35,427)
USD Currency	BNP Paribas S.A.	Call	KRW	1,100.00	1/09/15	USD	1,980	(7,486)
USD Currency	JPMorgan Chase Bank N.A.	Call	KRW	1,130.00	1/09/15	USD	1,980	(603)
USD Currency	Morgan Stanley Capital Services LLC	Call	KRW	1,140.00	1/09/15	USD	2,340	(249)
USD Currency	Bank of America N.A.	Call	JPY	105.00	1/12/15	USD	76,725	(9,479,213)
USD Currency	Deutsche Bank AG	Call	JPY	102.00	1/12/15	USD	38,360	(5,699,870)
USD Currency	Deutsche Bank AG	Call	ZAR	11.65	1/16/15	USD	3,750	(32,746)
EUR Currency	JPMorgan Chase Bank N.A.	Call	PLN	4.35	2/19/15	EUR	6,916	(54,333)
USD Currency	Deutsche Bank AG	Call	CAD	1.15	4/15/15	USD	7,130	(178,511)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014	25

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of December 31, 2014, OTC options written were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
USD Currency	JPMorgan Chase Bank N.A.	Call	CAD	1.18	4/15/15	USD	12,525	$(143,719)
USD Currency	BNP Paribas S.A.	Call	JPY	111.00	4/27/15	USD	13,970	(1,071,113)
USD Currency	Deutsche Bank AG	Call	JPY	115.00	4/27/15	USD	28,140	(1,388,233)
USD Currency	UBS AG	Call	JPY	111.00	4/27/15	USD	14,170	(1,086,448)
USD Currency	Deutsche Bank AG	Call	CAD	1.20	5/29/15	USD	56,380	(583,009)
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	125.00	6/19/15	USD	14,250	(215,990)
EUR Currency	Citibank N.A.	Put	USD	1.16	3/03/15	EUR	108,842	(397,985)
EUR Currency	Deutsche Bank AG	Put	USD	1.20	3/19/15	EUR	12,115	(193,228)
EUR Currency	UBS AG	Put	USD	1.20	3/19/15	EUR	12,115	(193,228)
GBP Currency	UBS AG	Put	USD	1.49	4/30/15	GBP	16,695	(143,856)
EUR Currency	JPMorgan Chase Bank N.A.	Put	PLN	4.15	5/08/15	EUR	13,895	(62,977)
Total								$(21,024,589)

•	As of December 31, 2014, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	Credit Suisse International	Call	10.90%	Pay	1-day BZDIOVER	1/02/15	BRL	33,763	$(1)
1-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	11.25%	Pay	1-day BZDIOVER	1/02/15	BRL	90,750	(3)
1-Year Interest Rate Swap	Bank of America N.A.	Call	11.70%	Pay	1-day BZDIOVER	1/02/15	BRL	34,837	(1)
2-Year Interest Rate Swap	Credit Suisse International	Call	11.00%	Pay	1-day BZDIOVER	1/02/15	BRL	23,719	(1)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	11.50%	Pay	1-day BZDIOVER	1/02/15	BRL	25,821	(1)
1-Year Interest Rate Swap	Goldman Sachs International	Call	6.50%	Pay	3-month JIBAR	5/18/15	ZAR	213,233	(17,499)
1-Year Interest Rate Swap	Credit Suisse International	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	50,893	(4,101)
1-Year Interest Rate Swap	Deutsche Bank AG	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	18,175	(1,465)
10-Year Interest Rate Swap	Citibank N.A.	Call	3.00%	Pay	3-month LIBOR	9/30/15	USD	29,620	(1,612,889)
1-Year Interest Rate Swap	Credit Suisse International	Put	12.30%	Receive	1-day BZDIOVER	1/02/15	BRL	33,763	(74,208)
1-Year Interest Rate Swap	Credit Suisse International	Put	14.00%	Receive	1-day BZDIOVER	1/02/15	BRL	50,381	(2)
2-Year Interest Rate Swap	Bank of America N.A.	Put	12.50%	Receive	1-day BZDIOVER	1/02/15	BRL	15,846	(43,223)
1-Year Interest Rate Swap	Credit Suisse International	Put	12.25%	Receive	1-day BZDIOVER	7/01/15	BRL	25,447	(114,360)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.00%	Receive	3-month LIBOR	9/30/15	USD	29,620	(261,278)
Total									$(2,129,032)

•	As of December 31, 2014, OTC structured options were as follows:

Description	Counterparty	Expiration Date	Units	Market Value
Call on Global Dispersion, Strike=9.8%	Bank of America N.A.	1/23/15	8,610,000	$12,915

26	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	As of December 31, 2014, interest rate indexed floors purchased outstanding were as follows:

Description	Fund Pays	Fund Receives	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation
10-Year CMS Floor	Upfront premium and payment at expiration	10 Year CMS — 2 Year CMS — 0.5%	Goldman Sachs International	12/16/15	USD	237	$2,391,309	$2,609,172	$(217,863)

•	As of December 31, 2014, interest rate indexed floors sold outstanding were as follows:

Description	Fund Pays	Fund Receives	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Received	Unrealized Appreciation
10-Year CMS Floor	10 Year CMS — 2 Year CMS	Upfront premium and payment at expiration	Goldman Sachs International	12/16/15	USD	(237)	$(699,334)	$(711,594)	$12,260

•	As of December 31, 2014, centrally cleared credit default swaps — buy protection outstanding were as follows:

Issuer/Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
iTraxx Europe Crossover Series 22 Version 1	5.00%	InterContinental Exchange	12/20/19	EUR	14,490	$(21,475)
iTraxx Sub Financials Series 22 Version 1	1.00%	InterContinental Exchange	12/20/19	EUR	6,720	(44,491)
CDX.NA.IG Series 23 Version 1	1.00%	Chicago Mercantile	12/20/19	USD	10,356	(40,568)
Total						$(106,534)

•	As of December 31, 2014, centrally cleared credit default swaps — sold protection outstanding were as follows:

Issuer/Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 21 Version 1	5.00%	InterContinental Exchange	6/20/19	BB-	EUR	3,080	$(18,660)
iTraxx Europe Series 21 Version 1	1.00%	InterContinental Exchange	6/20/19	A-	EUR	1,445	7,291
CDX.NA.HY Series 23 Version 1	5.00%	Chicago Mercantile	12/20/19	B+	USD	77,405	1,350,925
Total							$1,339,556

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of December 31, 2014, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	Chicago Mercantile	11/26/16	USD	12,695	$49,142
0.42%[2]	6-month EURIBOR	Chicago Mercantile	11/06/19	EUR	5,368	25,133
0.66%[2]	6-month EURIBOR	Chicago Mercantile	11/06/21	EUR	8,183	101,756
2.10%[1]	3-month LIBOR	Chicago Mercantile	11/26/21	USD	1,000	(6,275)
2.09%[1]	3-month LIBOR	Chicago Mercantile	11/28/21	USD	1,000	(5,467)
2.06%[1]	3-month LIBOR	Chicago Mercantile	11/28/21	USD	922	(3,599)
2.23%[1]	3-month LIBOR	Chicago Mercantile	11/26/22	USD	1,000	(9,342)
2.19%[1]	3-month LIBOR	Chicago Mercantile	11/28/22	USD	800	(5,265)
2.21%[1]	3-month LIBOR	Chicago Mercantile	11/28/22	USD	731	(6,076)
2.35%[1]	3-month LIBOR	Chicago Mercantile	10/24/24	USD	1,096	(12,777)
2.37%[1]	3-month LIBOR	Chicago Mercantile	10/24/24	USD	822	(11,057)
2.37%[1]	3-month LIBOR	Chicago Mercantile	10/24/24	USD	274	(3,711)
2.42%[1]	3-month LIBOR	Chicago Mercantile	12/09/24	USD	2,300	(32,501)
Total						$79,961

[1]	Master Portfolio pays the fixed rate and receives the floating rate.

[2]	Master Portfolio pays the floating rate and receives the fixed rate.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014	27

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	As of December 31, 2014, OTC credit default swaps — buy protection outstanding as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Portugal	1.00%	JPMorgan Chase Bank N.A.	6/20/15	USD	12,800	$(37,172)	$174,195	$(211,367)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	12/20/16	EUR	750	(43,757)	67,762	(111,519)
Transocean Worldwide, Inc.	1.00%	Goldman Sachs Bank USA	12/20/16	USD	5,750	(100,925)	(21,647)	(79,278)
Genworth Holdings, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/16	USD	7,560	295,148	125,014	170,134
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	130	(15,687)	(14,167)	(1,520)
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	130	(15,687)	(14,167)	(1,520)
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	120	(14,481)	(13,346)	(1,135)
Banca Monte dei Paschi di Siena SpA	5.00%	JPMorgan Chase Bank N.A.	3/20/17	EUR	3,800	(244,033)	286,098	(530,131)
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	2,000	(36,145)	166,463	(202,608)
CDX.NA.IG Series 18 Version 1	1.00%	Credit Suisse International	6/20/17	USD	103,800	(1,849,037)	(6,079)	(1,842,958)
Peugeot SA	5.00%	BNP Paribas S.A.	9/20/17	EUR	2,975	(368,408)	195,437	(563,845)
Energias de Portugal SA	5.00%	Citibank N.A.	9/20/17	EUR	809	(113,695)	(121,053)	7,358
Energias de Portugal SA	5.00%	Goldman Sachs International	9/20/17	EUR	325	(45,685)	(49,058)	3,373
Finmeccanica SpA	5.00%	Bank of America N.A.	3/20/18	EUR	470	(74,789)	(27,337)	(47,452)
Deutsche Bank AG	1.00%	Barclays Bank PLC	3/20/18	EUR	3,200	(61,081)	(1,182)	(59,899)
Deutsche Bank AG	1.00%	Citibank N.A.	3/20/18	EUR	1,250	(23,860)	(927)	(22,933)
Marks & Spencer PLC	1.00%	Credit Suisse International	3/20/18	EUR	1,330	(21,657)	44,210	(65,867)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	6,000	(23,230)	236,804	(260,034)
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	3,780	(453,044)	360,166	(813,210)
Finmeccanica SpA	5.00%	Credit Suisse International	6/20/18	EUR	570	(94,537)	(27,722)	(66,815)
Finmeccanica SpA	5.00%	Goldman Sachs International	6/20/18	EUR	90	(14,927)	(7,555)	(7,372)
Credit Agricole SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	960	(101,618)	(31,980)	(69,638)
Finmeccanica SpA	5.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	1,290	(213,952)	(98,728)	(115,224)
Société Générale SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	960	(93,281)	(31,191)	(62,090)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	2,530	505	31,527	(31,022)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	2,740	547	38,670	(38,123)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	2,735	545	29,636	(29,091)
Peugeot SA	5.00%	Barclays Bank PLC	9/20/18	EUR	2,975	(434,927)	79,219	(514,146)
Finmeccanica SpA	5.00%	Barclays Bank PLC	12/20/18	EUR	530	(95,171)	(47,966)	(47,205)
iTraxx Financials Series 20 Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	1,450	(35,578)	(7,358)	(28,220)
iTraxx Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	3,120	(76,554)	(15,522)	(61,032)
Marks & Spencer PLC	1.00%	Barclays Bank PLC	3/20/19	EUR	136	(1,320)	3,279	(4,599)
GDF Suez	1.00%	Bank of America N.A.	6/20/19	EUR	795	(28,405)	(22,902)	(5,503)
GKN Holdings PLC	1.00%	Bank of America N.A.	6/20/19	EUR	90	(1,986)	(741)	(1,245)
GKN Holdings PLC	1.00%	Barclays Bank PLC	6/20/19	EUR	105	(2,317)	(802)	(1,515)
GKN Holdings PLC	1.00%	BNP Paribas S.A.	6/20/19	EUR	150	(3,310)	(1,146)	(2,164)
GDF Suez	1.00%	Citibank N.A.	6/20/19	EUR	455	(16,257)	(11,998)	(4,259)
GKN Holdings PLC	1.00%	Citibank N.A.	6/20/19	EUR	135	(2,979)	(1,103)	(1,876)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	5,210	(121,140)	(69,791)	(51,349)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	2,690	(62,543)	(27,380)	(35,163)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	2,690	(62,544)	(26,790)	(35,754)

28	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of December 31, 2014, OTC credit default swaps — buy protection outstanding as follows: (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	2,555	$(59,418)	$(27,502)	$(31,916)
GDF Suez	1.00%	Deutsche Bank AG	6/20/19	EUR	450	(16,078)	(12,964)	(3,114)
iTraxx Financials Series 21 Version 1	1.00%	Deutsche Bank AG	6/20/19	EUR	2,690	(62,544)	(37,813)	(24,731)
Federative Republic of Brazil	1.00%	Bank of America N.A.	6/20/19	USD	1,187	37,482	41,582	(4,100)
Federative Republic of Brazil	1.00%	Citibank N.A.	6/20/19	USD	1,155	36,472	47,051	(10,579)
Anglo American PLC	1.00%	Bank of America N.A.	9/20/19	EUR	405	8,522	3,172	5,350
Anglo American PLC	1.00%	Citibank N.A.	9/20/19	EUR	270	5,681	1,632	4,049
Carlsberg Breweries A/S	1.00%	Citibank N.A.	9/20/19	EUR	150	1,316	(1,748)	3,064
Fortum Oyj	1.00%	Credit Suisse International	9/20/19	EUR	425	(13,111)	(11,130)	(1,981)
Fortum Oyj	1.00%	Credit Suisse International	9/20/19	EUR	265	(8,175)	(6,940)	(1,235)
Fortum Oyj	1.00%	Deutsche Bank AG	9/20/19	EUR	425	(13,112)	(11,136)	(1,976)
Fortum Oyj	1.00%	Deutsche Bank AG	9/20/19	EUR	315	(9,718)	(8,451)	(1,267)
Fortum Oyj	1.00%	Deutsche Bank AG	9/20/19	EUR	270	(8,330)	(7,244)	(1,086)
Carlsberg Breweries A/S	1.00%	Goldman Sachs International	9/20/19	EUR	270	2,376	(3,487)	5,863
Republic of Portugal	1.00%	BNP Paribas S.A.	9/20/19	USD	875	26,277	24,303	1,974
Casino Guichard Perrachon SA	1.00%	Bank of America N.A.	3/20/20	EUR	120	(839)	8	(847)
Casino Guichard Perrachon SA	1.00%	Citibank N.A.	3/20/20	EUR	230	(1,609)	160	(1,769)
Arrow Electronics, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(15,453)	(10,087)	(5,366)
Avnet, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(11,150)	(5,102)	(6,048)
Block Financial LLC	5.00%	Barclays Bank PLC	3/20/20	USD	1,000	(199,391)	(191,503)	(7,888)
CBS Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(21,057)	(15,619)	(5,438)
Computer Sciences Corp.	5.00%	Barclays Bank PLC	3/20/20	USD	1,000	(191,695)	(189,515)	(2,180)
The Dow Chemical Co.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(7,256)	(7,589)	333
Eastman Chemical Co.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(9,371)	(11,590)	2,219
Expedia, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(8,621)	(4,606)	(4,015)
FirstEnergy Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	1,078	5,713	(4,635)
Ford Motor Co.	5.00%	Barclays Bank PLC	3/20/20	USD	1,000	(198,052)	(200,909)	2,857
Gap, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(7,254)	2,984	(10,238)
Hewlett-Packard Co.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(15,434)	(7,589)	(7,845)
International Paper Co.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(15,301)	(10,588)	(4,713)
Kinder Morgan Energy Partners LP	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(9,186)	(653)	(8,533)
Kohl’s Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	2,276	13,452	(11,176)
Meadwestvaco Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(12,541)	(6,344)	(6,197)
Motorola Solutions, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(13,566)	(6,096)	(7,470)
Pitney Bowes, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(13,107)	(3,381)	(9,726)
Quest Diagnostics, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(4,560)	1,804	(6,364)
Valero Energy Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	15,196	15,370	(174)
Viacom, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(22,628)	(20,695)	(1,933)
Xerox Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(15,865)	(6,839)	(9,026)
YUM! Brands, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(13,966)	(5,354)	(8,612)
Republic of South Africa	1.00%	BNP Paribas S.A.	3/20/20	USD	3,884	154,464	177,921	(23,457)
Republic of South Africa	1.00%	Goldman Sachs International	3/20/20	USD	630	25,057	23,942	1,115
ConocoPhillips	1.00%	JPMorgan Chase Bank N.A.	3/20/20	USD	5,000	(124,004)	(129,240)	5,236
Staples, Inc.	1.00%	Morgan Stanley Capital Services LLC	3/20/20	USD	3,500	102,153	108,622	(6,469)
Total						$(5,413,016)	$644,844	$(6,057,860)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014	29

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	As of December 31, 2014, OTC credit default swaps — sold protection outstanding were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banca Monte dei Paschi di Siena SpA	3.00%	BNP Paribas S.A.	9/20/16	Not Rated	EUR	2,000	$20,592	$(130,740)	$151,332
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	Not Rated	EUR	750	39,141	(13,963)	53,104
Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase Bank N.A.	9/20/16	Not Rated	EUR	2,200	22,651	(84,819)	107,470
CDX.NA.IG Series 18 Version 1	1.00%	Citibank N.A.	6/20/17	BBB+	USD	103,800	1,849,037	57,801	1,791,236
ThyssenKrupp AG	1.00%	Credit Suisse International	12/20/17	BB	EUR	1,500	7,017	(96,845)	103,862
ThyssenKrupp AG	1.00%	Goldman Sachs International	12/20/17	BB	EUR	180	842	(12,091)	12,933
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	EUR	4,500	28,517	(179,938)	208,455
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	USD	37	143	(1,914)	2,057
Swiss Reinsurance Co. Ltd.	1.00%	Barclays Bank PLC	3/20/18	AA-	EUR	3,200	94,390	4,516	89,874
Swiss Reinsurance Co. Ltd.	1.00%	Citibank N.A.	3/20/18	AA-	EUR	1,250	36,871	1,449	35,422
Deutsche Bank AG	1.00%	Barclays Bank PLC	6/20/18	A	EUR	1,260	24,130	(2,963)	27,093
Muenchener Rueckversicherungs AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	AA-	EUR	2,110	64,521	12,986	51,535
Techem GmbH	5.00%	Credit Suisse International	6/20/18	B+	EUR	530	85,449	35,627	49,822
Tesco PLC	1.00%	Goldman Sachs International	6/20/18	BBB-	EUR	1,180	(19,076)	14,030	(33,106)
Bayerische Landesbank Gtd.	1.00%	Barclays Bank PLC	12/20/18	Not Rated	EUR	790	14,958	2,020	12,938
iTraxx Sub Financials Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BBB	EUR	1,160	234,647	224,441	10,206
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	1,660	335,789	318,281	17,508
iTraxx Sub Financials Series 20 Version 1	5.00%	Deutsche Bank AG	12/20/18	BBB	EUR	830	167,894	159,866	8,028
Norske Skogindustrier ASA	5.00%	Credit Suisse International	12/20/18	CCC	EUR	130	(66,699)	(53,695)	(13,004)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	240	41,302	41,682	(380)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	240	41,303	42,492	(1,189)
Astaldi SpA	5.00%	Barclays Bank PLC	6/20/19	B+	EUR	48	(1,243)	845	(2,088)
Astaldi SpA	5.00%	Credit Suisse International	6/20/19	B+	EUR	72	(1,866)	494	(2,360)
Astaldi SpA	5.00%	Credit Suisse International	6/20/19	B+	EUR	50	(1,296)	1,758	(3,054)
Astaldi SpA	5.00%	Deutsche Bank AG	6/20/19	B+	EUR	47	(1,222)	1,781	(3,003)
Astaldi SpA	5.00%	Goldman Sachs International	6/20/19	B+	EUR	73	(1,888)	2,562	(4,450)
Rexel SA	5.00%	Deutsche Bank AG	6/20/19	BB	EUR	1	173	135	38
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BBB-	USD	350	(65,129)	(9,791)	(55,338)
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB+	EUR	140	(11,510)	(11,240)	(270)
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB+	EUR	135	(11,099)	(11,294)	195
ArcelorMittal	1.00%	Citibank N.A.	9/20/19	BB+	EUR	270	(22,198)	(22,297)	99
ArcelorMittal	1.00%	Credit Suisse International	9/20/19	BB+	EUR	270	(22,197)	(21,676)	(521)
Abengoa SA	5.00%	Citibank N.A.	12/20/19	B	EUR	5	(1,237)	(933)	(304)
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B	EUR	145	(39,821)	(38,126)	(1,695)
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B	EUR	105	(28,836)	(23,120)	(5,716)
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B	EUR	100	(27,462)	(28,012)	550
Altice Finco SA	5.00%	Citibank N.A.	12/20/19	B-	EUR	120	2,099	1,811	288
ArcelorMittal	1.00%	Citibank N.A.	12/20/19	BB+	EUR	245	(22,856)	(19,551)	(3,305)
Barrick Gold Corp.	1.00%	Deutsche Bank AG	12/20/19	BBB	USD	1,533	(54,471)	(59,878)	5,407
Republic of Italy	1.00%	HSBC Bank PLC	12/20/19	BBB-	USD	1,808	(16,158)	(45,575)	29,417
Republic of Italy	1.00%	Morgan Stanley Capital Services LLC	12/20/19	BBB-	USD	992	(8,868)	(24,568)	15,700
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BBB-	USD	720	(151,861)	(57,720)	(94,141)

30	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of December 31, 2014, OTC credit default swaps — sold protection outstanding were as follows: (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BBB-	USD	595	$(125,496)	$(46,128)	$(79,368)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BBB-	USD	595	(125,496)	(45,030)	(80,466)
Apache Corp.	1.00%	BNP Paribas S.A.	3/20/20	A-	USD	1,050	(55,520)	(51,767)	(3,753)
Bank of America Corp.	1.00%	Barclays Bank PLC	3/20/20	A-	USD	3,200	53,500	42,608	10,892
BHP Billiton Ltd.	1.00%	Deutsche Bank AG	3/20/20	A+	USD	1,200	14,900	14,013	887
Citigroup, Inc.	1.00%	Barclays Bank PLC	3/20/20	A-	USD	3,200	41,703	37,805	3,898
The Goldman Sachs Group, Inc.	1.00%	Barclays Bank PLC	3/20/20	A-	USD	3,200	23,578	15,554	8,024
JPMorgan Chase and Co.	1.00%	Barclays Bank PLC	3/20/20	A	USD	3,200	59,667	52,251	7,416
Morgan Stanley	1.00%	Barclays Bank PLC	3/20/20	A-	USD	3,200	29,618	18,716	10,902
Wells Fargo & Co.	1.00%	Barclays Bank PLC	3/20/20	A+	USD	3,200	85,377	79,845	5,532
Barrick Gold Corp.	1.00%	Goldman Sachs International	6/20/21	BBB	USD	3,172	(231,981)	(242,151)	10,170
Glencore International AG	1.00%	BNP Paribas S.A.	6/20/21	BBB	EUR	160	(9,624)	(18,601)	8,977
Glencore International AG	1.00%	Citibank N.A.	6/20/21	BBB	EUR	320	(19,247)	(38,291)	19,044
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	1,550	(51,610)	(101,588)	49,978
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	1,670	(55,604)	(115,589)	59,985
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA	USD	1,670	(55,604)	(107,404)	51,800
CMBX.NA Series 7 AAA	0.50%	Morgan Stanley Capital Services LLC	1/17/47	AAA	USD	10,000	(315,141)	(347,263)	32,122
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	920	(21,173)	(87,349)	66,176
CMBX.NA Series 3 AM	0.50%	JPMorgan Chase Bank N.A.	12/13/49	BBB-	USD	5,000	(115,069)	(456,160)	341,091
CMBX.NA Series 3 AM	0.50%	Royal Bank of Scotland PLC	12/13/49	BBB-	USD	2,320	(53,392)	(223,056)	169,664
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	2,000	(63,590)	(286,596)	223,006
Total							$1,544,269	$(1,932,353)	$3,476,622

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of December 31, 2014, OTC interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
11.27%[1]	1-day BZDIOVER	Citibank N.A.	1/02/15	BRL	67,215	$16,404	$(309)	$16,713
11.99%[1]	1-day BZDIOVER	Bank of America N.A.	7/01/15	BRL	46,818	(21,396)	(907)	(20,489)
6.46%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	9/25/15	ZAR	106,617	8,799	(271)	9,070
11.36%[1]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	21,685	(92,460)	(287)	(92,173)
11.12%[1]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	5,825	(33,295)	(45)	(33,250)
11.26%[1]	1-day BZDIOVER	Deutsche Bank AG	1/04/16	BRL	5,234	(26,740)	(114)	(26,626)
12.14%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	59,840	79,926	2,869	77,057
11.83%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	27,175	22,836	(1,169)	24,005
11.80%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	26,976	17,906	672	17,234
12.13%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	24,659	34,075	1,171	32,904
11.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	16,143	(37,603)	(379)	(37,224)
11.91%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	11,845	19,649	(277)	19,926
2.10%[1]	3-month KRW Certificate of Deposit	Barclays Bank PLC	11/13/16	KRW	12,806,100	9,401	—	9,401
2.03%[1]	3-month KRW Certificate of Deposit	JPMorgan Chase Bank N.A.	11/24/16	KRW	12,806,100	(5,813)	35	(5,848)
4.13%[1]	28-day MXIBTIIE	Bank of America N.A.	12/15/16	MXN	100,443	(6,580)	(158)	(6,422)
4.22%[1]	28-day MXIBTIIE	Bank of America N.A.	12/15/16	MXN	74,270	3,479	(129)	3,608
4.19%[1]	28-day MXIBTIIE	Deutsche Bank AG	12/16/16	MXN	99,813	2,181	(509)	2,690
11.17%[2]	1-day BZDIOVER	Credit Suisse International	1/02/17	BRL	12,812	142,780	233	142,547

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014	31

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of December 31, 2014 OTC interest rate swaps outstanding were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.11%[1]	1-day BZDIOVER	Credit Suisse International	1/02/17	BRL	6,950	$(32,724)	$(153)	$(32,571)
12.18%[2]	1-day BZDIOVER	Deutsche Bank AG	1/02/17	BRL	7,200	25,782	361	25,421
12.10%[1]	1-day BZDIOVER	Deutsche Bank AG	1/02/17	BRL	7,004	(33,497)	(153)	(33,344)
12.22%[2]	1-day BZDIOVER	Deutsche Bank AG	1/02/17	BRL	3,929	12,720	204	12,516
11.49%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/17	BRL	16,871	(129,538)	(572)	(128,966)
12.18%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/17	BRL	8,211	(27,193)	(237)	(26,956)
4.35%[2]	28-day MXIBTIIE	Bank of America N.A.	11/17/17	MXN	30,329	16,483	195	16,288
4.85%[2]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN	23,232	6,655	75	6,580
4.72%[2]	28-day MXIBTIIE	Citibank N.A.	11/14/18	MXN	35,665	24,206	106	24,100
12.42%[1]	1-day BZDIOVER	Credit Suisse International	1/02/19	BRL	4,995	(12,778)	(127)	(12,651)
0.63%[2]	6-month PRIBOR	JPMorgan Chase Bank N.A.	10/30/19	CZK	76,065	(18,515)	—	(18,515)
0.63%[2]	6-month PRIBOR	JPMorgan Chase Bank N.A.	10/31/19	CZK	72,056	(16,716)	—	(16,716)
5.05%[2]	28-day MXIBTIIE	Citibank N.A.	11/15/19	MXN	25,117	13,894	269	13,625
5.04%[2]	28-day MXIBTIIE	Bank of America N.A.	11/18/19	MXN	23,840	21,633	85	21,548
0.55%[2]	6-month PRIBOR	JPMorgan Chase Bank N.A.	12/01/19	CZK	99,000	(5,646)	—	(5,646)
11.41%[2]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	4,756	78,944	120	78,824
11.70%[1]	1-day BZDIOVER	Deutsche Bank AG	1/04/21	BRL	2,773	(30,233)	(79)	(30,154)
11.68%[1]	1-day BZDIOVER	Deutsche Bank AG	1/04/21	BRL	2,508	(28,401)	(70)	(28,331)
12.00%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL	3,199	(17,784)	(41)	(17,743)
11.72%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL	1,335	(13,992)	(39)	(13,953)
3.27%[2]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	9,510	(781,312)	—	(781,312)
0.87%[2]	6-month PRIBOR	Goldman Sachs International	9/19/21	CZK	203,780	(145,969)	—	(145,969)
0.89%[2]	6-month PRIBOR	Morgan Stanley Capital Services LLC	9/22/21	CZK	49,649	(38,483)	—	(38,483)
0.84%[2]	6-month PRIBOR	JPMorgan Chase Bank N.A.	10/24/21	CZK	126,715	(75,996)	—	(75,996)
0.69%[2]	6-month PRIBOR	JPMorgan Chase Bank N.A.	12/02/21	CZK	75,362	(8,395)	—	(8,395)
6.19%[1]	28-day MXIBTIIE	Goldman Sachs International	7/25/24	MXN	23,177	26,328	(142)	26,470
5.99%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	8/26/24	MXN	21,900	1,004	—	1,004
6.26%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	9/09/24	MXN	26,670	36,783	(166)	36,949
6.42%[1]	28-day MXIBTIIE	Deutsche Bank AG	9/16/24	MXN	17,946	39,251	(117)	39,368
6.37%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	9/18/24	MXN	17,946	33,533	(115)	33,648
6.33%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	9/23/24	MXN	28,146	46,545	(176)	46,721
7.77%[1]	3-month JIBAR	Barclays Bank PLC	10/22/24	ZAR	35,855	(19,045)	(303)	(18,742)
7.78%[1]	3-month JIBAR	Citibank N.A.	10/22/24	ZAR	26,560	(12,873)	(225)	(12,648)
2.54%[1]	3-month KRW Certificate of Deposit	Morgan Stanley Capital Services LLC	11/13/24	KRW	1,411,696	13,136	—	13,136
5.85%[1]	28-day MXIBTIIE	Bank of America N.A.	11/14/24	MXN	49,363	(59,993)	(252)	(59,741)
5.84%[1]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	37,523	(46,501)	(191)	(46,310)
5.85%[1]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	16,314	(19,547)	(83)	(19,464)
7.71%[1]	3-month JIBAR	Barclays Bank PLC	11/18/24	ZAR	19,920	(21,174)	(160)	(21,014)
2.55%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/20/24	KRW	1,411,696	13,351	(14)	13,365
7.60%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	11/20/24	ZAR	19,920	(34,193)	(300)	(33,893)
2.49%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/24/24	KRW	2,823,392	12,725	(24)	12,749
7.57%[1]	3-month JIBAR	Goldman Sachs International	11/25/24	ZAR	11,952	(23,120)	(133)	(22,987)
2.43%[1]	3-month KRW Certificate of Deposit	Barclays Bank PLC	11/26/24	KRW	2,800,000	(1,038)	(20)	(1,018)
Total						$(1,098,134)	$(2,051)	$(1,096,083)

[1]	Master Portfolio pays the floating rate and receives the fixed rate.

[2]	Master Portfolio pays the fixed rate and receives the floating rate.

32	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	As of December 31, 2014, OTC total return swaps outstanding were as follows:

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)			Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Repsol SA	3-month EURIBOR minus 0.50%[1]	Citibank N.A.	1/19/15	EUR	1		$(27,662)	$(1,854)	$(25,808)
UniCredit SpA	3-month EURIBOR plus 0.10%[1]	Bank of America N.A.	1/21/15	EUR	49		103,009	66,216	36,793
Volkswagen AG	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	1/30/15	EUR	2		10,496	(3,072)	13,568
Volkswagen AG	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	1/30/15	EUR	2		13,761	(2,554)	16,315
Volkswagen AG	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	2/02/15	EUR	3		17,874	(4,473)	22,347
Volkswagen AG	3-month EURIBOR minus 0.10%[1]	JPMorgan Chase Bank N.A.	4/02/15	EUR	7		47,718	(9,538)	57,256
Volkswagen AG	3-month EURIBOR minus 0.10%[1]	JPMorgan Chase Bank N.A.	4/02/15	EUR	6		43,396	(8,890)	52,286
Volkswagen AG	3-month EURIBOR minus 0.10%[1]	JPMorgan Chase Bank N.A.	4/02/15	EUR	4		26,727	(4,861)	31,588
Volkswagen AG	3-month EURIBOR minus 0.10%[1]	JPMorgan Chase Bank N.A.	4/02/15	EUR	—	[2]	7,641	550	7,091
Banco Santander SA	3-month EURIBOR minus 0.30%[1]	Bank of America N.A.	4/09/15	EUR	47		74,900	65,397	9,503
Telecom Italia SpA	3-month EURIBOR minus 0.40%[1]	Citibank N.A.	5/04/15	EUR	804		1,172,160	1,116,140	56,020
Telecom Italia SpA	3-month EURIBOR minus 0.40%[1]	Citibank N.A.	5/07/15	EUR	809		1,180,066	1,123,649	56,417
Volkswagen AG	3-month EURIBOR minus 0.20%[1]	Bank of America N.A.	5/22/15	EUR	3		20,431	(4,768)	25,199
Volkswagen AG	3-month EURIBOR minus 0.40%[1]	Bank of America N.A.	5/22/15	EUR	3		22,426	(4,768)	27,194
Telecom Italia SpA	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	6/11/15	EUR	112		166,453	150,676	15,777
Telecom Italia SpA	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	6/12/15	EUR	297		443,148	400,830	42,318
Repsol SA	3-month EURIBOR minus 0.50%[1]	Citibank N.A.	7/17/15	EUR	1		(26,912)	(1,781)	(25,131)
Telecom Italia SpA	3-month EURIBOR minus 0.30%[1]	BNP Paribas S.A.	7/17/15	EUR	1,047		(1,419,489)	(1,414,205)	(5,284)
Aperam SA	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	9/18/15	EUR	2		4,081	(3,125)	7,206
Banco Popular Espanol SA	3-month EURIBOR minus 0.15%[1]	JPMorgan Chase Bank N.A.	9/18/15	EUR	49		106,980	63,372	43,608
Aperam SA	3-month EURIBOR minus 0.35%[1]	JPMorgan Chase Bank N.A.	9/30/15	EUR	1		1,064	735	329

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014	33

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of December 31, 2014, OTC total return swaps outstanding were as follows: (continued)

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Telecom Italia SpA	3-month EURIBOR minus 0.25%[1]	JPMorgan Chase Bank N.A.	11/10/15	EUR	1,244	$(1,585,486)	$(1,546,049)	$(39,437)
Telecom Italia SpA	3-month EURIBOR minus 0.30%[1]	JPMorgan Chase Bank N.A.	11/10/15	EUR	76	97,533	94,948	2,585
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	233	290,167	287,947	2,220
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	216	301,000	270,476	30,524
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	62	87,062	77,121	9,941
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	53	66,267	65,760	507
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	41	50,489	50,248	241
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	24	34,300	30,161	4,139
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	20	27,331	25,073	2,258
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	16	21,444	19,621	1,823
Repsol SA	3-month EURIBOR minus 0.20%[1]	Goldman Sachs International	11/12/15	EUR	51	50,733	(63,321)	114,054
Bankia SA	3-month EURIBOR minus 0.50%[1]	JPMorgan Chase Bank N.A.	12/17/15	EUR	146	180,499	179,642	857
Bankia SA	3-month EURIBOR minus 0.50%[1]	JPMorgan Chase Bank N.A.	12/17/15	EUR	74	95,031	91,549	3,482
Return on Markit IOS 6.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR[3]	Deutsche Bank AG	1/12/39	USD	905	(163)	737	(900)
Return on Markit IOS 6.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR[3]	Deutsche Bank AG	1/12/39	USD	630	(114)	5,952	(6,066)
Return on Markit IOS 4.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR[3]	Bank of America N.A.	1/12/41	USD	2,280	3,890	13,729	(9,839)
Return on Markit IOS 4.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR[4]	Bank of America N.A.	1/12/41	USD	1,159	(1,977)	46	(2,023)
Return on Markit IOS 4.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR[3]	Bank of America N.A.	1/12/41	USD	1,159	1,976	16,821	(14,845)
Return on Markit IOS 4.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR[4]	Barclays Bank PLC	1/12/41	USD	1,159	(1,977)	(5,678)	3,701

34	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of December 31, 2014, OTC total return swaps outstanding were as follows: (continued)

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	2,280	$3,890	$12,660	$(8,770)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	1,159	(1,977)	(6,471)	4,494
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	1,121	(1,913)	111	(2,024)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Goldman Sachs Bank USA	1/12/41	USD	1,121	(1,913)	(1,707)	(206)
Return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Goldman Sachs Bank USA	1/12/41	USD	1,133	(1,812)	(8,073)	6,261
Return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/41	USD	1,133	1,813	14,740	(12,927)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Bank of America N.A.	1/12/44	USD	1,148	7,461	8,758	(1,297)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/44	USD	2,384	(15,494)	(29,489)	13,995
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/44	USD	2,384	15,494	11,942	3,552
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/44	USD	2,384	(15,494)	(17,877)	2,383
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/44	USD	2,384	15,494	16,478	(984)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/44	USD	1,148	(1,958)	(10,901)	8,943
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/44	USD	1,148	7,460	12,038	(4,578)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/44	USD	1,148	7,460	6,467	993
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Morgan Stanley Capital Services LLC	1/12/44	USD	1,236	(8,034)	(11,932)	3,898
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Morgan Stanley Capital Services LLC	1/12/44	USD	1,148	(7,460)	(12,817)	5,357

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014	35

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of December 31, 2014 OTC total return swaps outstanding were as follows: (concluded)

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)[3]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Morgan Stanley Capital Services LLC	1/12/44	USD	1,148	$(7,460)	(12,156)	$4,696
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Morgan Stanley Capital Services LLC	1/12/44	USD	1,148	7,461	6,965	496
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Morgan Stanley Capital Services LLC	1/12/44	USD	1,148	7,460	8,040	(580)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Morgan Stanley Capital Services LLC	1/12/44	USD	1,059	(6,887)	(14,844)	7,957
Total						$1,709,864	$1,110,391	$599,473

[1]	Master Portfolio pays the total return of the reference entity and receives the floating rate. Net payment made at termination.

[2]	Amount is less than 500.

[3]	Master Portfolio pays the total return of the reference entity and receives the floating rate.

[4]	Master Portfolio pays the floating rate and receives the total return of the reference entity.

•	As of December 31, 2014, OTC total return variance swaps outstanding were as follows:

Index	Variance Strike Price[1]		Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
EURO STOXX 50 Index	EUR	460.10	BNP Paribas S.A.	3/20/15	EUR	1	$(83,002)	$(1,155)	$(81,847)
S&P 500 Index	USD	336.72	BNP Paribas S.A.	3/20/15	USD	1	213,742	1,335	212,407
Total							$130,740	$180	$130,560

[1]	At expiration, the Master Portfolio pays or receives the difference between the realized variance and predefined variance strike price multiplied by the notional amount.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

36	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

As of December 31, 2014, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$557,221,488	$76,244,672	$633,466,160
Common Stocks	$152,017	3,588,610	—	3,740,627
Corporate Bonds	—	1,325,746,044	—	1,325,746,044
Floating Rate Loan Interests	—	69,586,265	8,760,047	78,346,312
Foreign Agency Obligations	—	11,964,669	—	11,964,669
Foreign Government Obligations	—	205,900,846	—	205,900,846
Investment Companies	49,450,740	—	—	49,450,740
Non-Agency Mortgage-Backed Securities	—	368,984,448	45,472,445	414,456,893
Other Interests	—	—	1	1
Preferred Securities	10,791,767	34,889,792	2,097,590	47,779,149
Taxable Municipal Bonds	—	322,691,953	—	322,691,953
U.S. Government Sponsored Agency Securities	—	2,780,554,925	—	2,780,554,925
U.S. Treasury Obligations	—	1,433,704,527	—	1,433,704,527
Short-Term Securities:
Borrowed Bond Agreements	—	16,134,412	—	16,134,412
Money Market Funds	15,906,511	—	—	15,906,511
Options Purchased:
Equity Contracts	451,349	—	—	451,349
Foreign Currency Exchange Contracts	—	25,422,041	—	25,422,041
Interest Rate Contracts	1,513,719	1,990,466	—	3,504,185
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(1,422,884,375)	—	(1,422,884,375)
Borrowed Bonds	—	(15,912,678)	—	(15,912,678)
Unfunded floating rate loan interests[1]	—	(202,642)	—	(202,642)

Total	$78,266,103	$5,719,380,791	$132,574,755	$5,930,221,649

[1] Unfunded floating rate loan interests are valued at the unrealized appreciation/depreciation on the commitment.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	$1,350,925	$4,084,349	—	$5,435,274
Equity contracts	53,951	905,853	—	959,804
Foreign currency exchange contracts	—	27,618,849	—	27,618,849
Interest rate contracts	6,963,414	1,032,484	—	7,995,898
Liabilities:
Credit contracts	(40,568)	(6,742,922)	—	(6,783,490)
Equity contracts	(384,514)	(146,886)	—	(531,400)
Foreign currency exchange contracts	—	(7,746,356)	—	(7,746,356)
Interest rate contracts	(2,997,490)	(21,502,432)	—	(24,499,922)

Total	$4,945,718	$(2,497,061)	—	$2,448,657

[2]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014	37

Consolidated Schedule of Investments (concluded)	Master Total Return Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$11,203,858	—	—	$11,203,858
Foreign currency at value	10,250,753	—	—	10,250,753
Cash pledged for financial futures contracts	5,872,000	—	—	5,872,000
Cash pledged as collateral for OTC derivatives	2,100,000	—	—	2,100,000
Cash pledged for centrally cleared swaps	4,870,000	—	—	4,870,000
Liabilities:
Reverse repurchase agreements	—	$(838,012,715)	—	(838,012,715)
Cash received as collateral for OTC derivatives	—	(3,201,000)	—	(3,201,000)
Cash received as collateral for TBA commitments	—	(597,000)	—	(597,000)

Total	$34,296,611	$(841,810,715)	—	$(807,514,104)

During the period ended December 31, 2014, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Securities	Total
Assets:
Opening Balance, as of September 30, 2014	$33,947,846	$9,752,869	$22,024,354	$1	$2,346,986	$68,072,056
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	(13,281,004)	—	—	—	—	(13,281,004)
Accrued discounts/premiums	3,279	1,766	5,367	—	—	10,412
Net realized gain (loss)	(1,265)	1,583	33,735	—	(249,396)	(215,343)
Net change in unrealized appreciation/depreciation[1]	(166,021)	(202,675)	12,276	—	—	(356,420)
Purchases	63,625,691		27,880,305	—	—	91,505,996
Sales	(7,883,854)	(793,496)	(4,483,592)	—	—	(13,160,942)
Closing Balance, as of December 31, 2014	$76,244,672	$8,760,047	$45,472,445	$1	$2,097,590	$132,574,755
Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014[1]	$(166,060)	$(202,675)	$12,276	—	$(249,396)	$(605,855)

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

38	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2014

Item 2 – Controls and Procedures

2(a)	–	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series, LLC and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series, LLC and Master Total Return Portfolio of Master Bond LLC

Date: February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series, LLC and Master Total Return Portfolio of Master Bond LLC

Date: February 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series, LLC and Master Total Return Portfolio of Master Bond LLC

Date: February 23, 2015